UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 12/31/2014

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Annual Report, December 31, 2014

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

  For the 12-month period ended December 31, 2014, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 7.66% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 7.63%.

Describe the market environment.

  U.S. equities moved higher in 2014 as domestic economic growth picked up momentum and interest rates continued to be low. Although volatility increased, levels generally remained below the historical norm. The year got off to a rough start, however, due to heightened risks in emerging markets, slowing growth in China and softer economic data in the United States, while investors were bracing for the impact of the U.S. Federal Reserve (the “Fed”) scaling back on stimulus. Equity markets around the world declined sharply in January. But the sell-off was short-lived and equities rebounded as uncertainty abated. Notably, relief came in the form of long-term interest rates remaining low even as the Fed reduced its open-market purchases. Additionally, investors were comforted by the Fed’s dovish stance on short-term rates and increasing evidence that the recent weakness in U.S. economic data had been temporary and weather-related.

  Equity valuations were relatively high in the aftermath of the strong rally in 2013. Nevertheless, investors continued to favor equities in 2014 as bond yields were persistently low. Improving U.S. economic data, strong corporate earnings and increased merger and acquisition activity propelled market gains, pushing major U.S. stock indexes to all-time highs.

  However, the combination of high valuations and expectations of higher interest rates left equities particularly vulnerable to bad news. Volatility increased as tensions between Russia and Ukraine mounted and investors considered the potential implications of economic sanctions. The fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of a civilian airliner over Malaysia, and Scotland’s flirtation with independence from the United Kingdom added to global headwinds, resulting in a challenging third quarter for equity markets.

  U.S. economic growth strengthened considerably in the latter part of 2014. Initially, the good news was bad for stocks, spurring a sell-off in September as investors feared the Fed would raise short-term rates earlier than previously expected. But calm was restored when the Fed reaffirmed its anticipation that short-term rates would likely continue to be warranted for some time after its target employment and inflation levels are realized. U.S. stocks rebounded in October and continued their climb through year end as U.S. economic data continued to impress investors and help fuel a positive corporate earnings season.

  While the pace of U.S. economic growth strengthened, the broader global economy showed signs of slowing. This drove volatility higher as the divergence in global central bank policies became a major theme in equity markets. While the Fed moved toward tightening policy, the European Central Bank and Bank of Japan implemented easing measures to stimulate their economies and support their currencies. However, the U.S. equity market absorbed much of the increased liquidity flowing from foreign central banks as global investors sought relative stability in a world of rising geopolitical tensions and uneven economic growth.

  As the U.S. economy strengthened, so did the U.S. dollar, which put downward pressure on commodity prices. Oil prices in particular plunged in the latter months of 2014 as a global supply-and-demand imbalance materialized. Lower oil prices led to a pickup in consumer spending in the United States, a positive for U.S. stocks.

Describe recent portfolio activity.

  During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

  The Series remains positioned to attempt to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information as of December 31, 2014	Master Extended Market Index Series

Percent of Long-Term Investments

Sector Allocation
Financials	23%
Technology	17
Consumer Discretionary	16
Industrial	15
Health Care	13
Materials	5
Energy	4
Utilities	3
Consumer Staples	3
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments December 31, 2014	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 1.6%
AAR Corp.	5,544	$154,012
Aerovironment, Inc. (a)	3,079	83,903
Alliant Techsystems, Inc.	4,582	532,658
Astronics Corp. (a)	3,084	170,576
B/E Aerospace, Inc. (a)	14,914	865,310
CPI Aerostructures, Inc. (a)	2,281	23,928
Cubic Corp.	3,267	171,975
Curtiss-Wright Corp.	6,896	486,789
Ducommun, Inc. (a)	1,874	47,375
Engility Holdings, Inc. (a)	1,469	62,873
Esterline Technologies Corp. (a)	4,664	511,548
Exelis, Inc.	26,909	471,715
GenCorp, Inc. (a)	9,848	180,218
HEICO Corp.	682	41,193
HEICO Corp., Class A	7,676	363,535
Hexcel Corp. (a)	13,978	579,947
Huntington Ingalls Industries, Inc.	7,147	803,752
Innovative Solutions & Support, Inc. (a)	4,600	14,628
KLX, Inc. (a)	7,457	307,601
Kratos Defense & Security Solutions, Inc. (a)	9,451	47,444
LMI Aerospace, Inc. (a)	2,720	38,352
Mantech International Corp., Class A	2,988	90,327
Moog, Inc., Class A (a)	5,963	441,441
Orbital Sciences Corp. (a)	9,087	244,349
RBC Bearings, Inc.	3,523	227,339
Smith & Wesson Holding Corp. (a)	9,005	85,277
Spirit Aerosystems Holdings, Inc., Class A (a)	17,576	756,471
Sturm Ruger & Co., Inc. (b)	3,052	105,691
Taser International, Inc. (a)	8,193	216,951
Teledyne Technologies, Inc. (a)	5,392	553,974
TransDigm Group, Inc.	7,289	1,431,195
Triumph Group, Inc.	7,519	505,427
VSE Corp.	644	42,440

		10,660,214

Alternative Energy — 0.1%
Aemetis, Inc. (a)	1,737	10,057
Amyris, Inc. (a)(b)	8,820	18,169
Ascent Solar Technologies, Inc. (a)	743	795
Enphase Energy, Inc. (a)	2,445	34,939
FuelCell Energy, Inc. (a)(b)	35,334	54,414
Green Plains Renewable Energy, Inc.	4,822	119,489
Ocean Power Technologies, Inc. (a)	3,549	2,252
Pattern Energy Group, Inc.	3,027	74,646
Plug Power, Inc. (a)(b)	24,367	73,101
Renewable Energy Group, Inc. (a)	1,264	12,274
REX American Resources Corp. (a)	798	49,452

Common Stocks	Shares	Value

Alternative Energy (concluded)
Solazyme, Inc. (a)(b)	9,331	$24,074
SunPower Corp. (a)	6,581	169,987

		643,649

Automobiles & Parts — 2.2%
Allison Transmission Holdings, Inc.	24,733	838,449
American Axle & Manufacturing Holdings, Inc. (a)	10,606	239,589
Autoliv, Inc.	13,092	1,389,323
Cooper Tire & Rubber Co.	8,084	280,111
Cooper-Standard Holding, Inc. (a)	923	53,423
Dana Holding Corp.	22,822	496,150
Dorman Products, Inc. (a)	4,690	226,386
Federal-Mogul Corp. (a)	4,284	68,929
Fuel Systems Solutions, Inc. (a)	2,169	23,729
Gentex Corp.	21,271	768,521
Gentherm, Inc. (a)	5,419	198,444
Lear Corp.	11,474	1,125,370
LKQ Corp. (a)	44,157	1,241,695
LoJack Corp. (a)	6,073	15,365
Modine Manufacturing Co. (a)	7,575	103,020
Motorcar Parts of America, Inc. (a)	2,943	91,498
Standard Motor Products, Inc.	3,134	119,468
Stoneridge, Inc. (a)	4,259	54,771
Strattec Security Corp.	573	47,318
Superior Industries International, Inc.	3,069	60,735
Tenneco, Inc. (a)	9,011	510,113
Tesla Motors, Inc. (a)	13,971	3,107,290
Titan International, Inc.	8,211	87,283
Tower International, Inc. (a)	2,094	53,502
TRW Automotive Holdings Corp. (a)	16,049	1,650,640
U.S. Auto Parts Network, Inc. (a)	7,139	16,705
Visteon Corp. (a)	6,503	694,911
WABCO Holdings, Inc. (a)	8,022	840,545

		14,403,283

Banks — 5.1%
1st Source Corp.	1,862	63,885
Ameriana Bancorp	1,956	32,665
American National Bankshares, Inc.	1,548	38,406
Ameris Bancorp	4,563	116,995
Ames National Corp.	1,856	48,145
Arrow Financial Corp.	2,224	61,138
Associated Banc-Corp	22,027	410,363
Astoria Financial Corp.	12,497	166,960
Banc of California, Inc.	4,690	53,794
Bancfirst Corp.	770	48,810
Bancorp of New Jersey, Inc.	2,128	24,451
The Bancorp, Inc. (a)	5,772	62,857
BancorpSouth, Inc.	12,027	270,728

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (continued)
Bank Mutual Corp.	7,238	$49,653
Bank of Hawaii Corp.	6,145	364,460
The Bank of Kentucky Financial Corp.	1,025	49,477
Bank of Marin Bancorp	972	51,117
Bank of the Ozarks, Inc.	9,184	348,257
BankFinancial Corp.	4,459	52,884
BankUnited, Inc.	15,096	437,331
Banner Corp.	3,084	132,674
Bar Harbor Bankshares	1,972	63,104
BCB Bancorp, Inc.	2,823	33,114
Bear State Financial, Inc. (a)	2,595	28,545
Beneficial Mutual Bancorp, Inc. (a)	5,424	66,552
Berkshire Hills Bancorp, Inc.	3,819	101,815
BofI Holding, Inc. (a)	2,046	159,199
BOK Financial Corp.	2,663	159,887
Boston Private Financial Holdings, Inc.	12,591	169,601
Bridge Bancorp, Inc.	2,106	56,335
Bridge Capital Holdings (a)	2,609	58,389
Brookline Bancorp, Inc.	10,701	107,331
Bryn Mawr Bank Corp.	2,602	81,443
California First National Bancorp	882	12,577
Camden National Corp.	1,176	46,852
Cape Bancorp, Inc.	3,648	34,328
Capital Bank Financial Corp., Class A (a)	4,970	133,196
Capital City Bank Group, Inc.	1,923	29,883
Capitol Federal Financial, Inc.	18,962	242,334
Cardinal Financial Corp.	4,985	98,853
Cascade Bancorp (a)	6,367	33,045
Cathay General Bancorp	10,973	280,799
Centerstate Banks, Inc.	6,618	78,820
Central Pacific Financial Corp.	4,655	100,082
Century Bancorp, Inc., Class A	627	25,118
Chemical Financial Corp.	4,344	133,100
Chicopee Bancorp, Inc.	2,061	34,522
Citizens & Northern Corp.	2,446	50,559
City Holding Co.	2,320	107,950
City National Corp.	6,907	558,155
Clifton Bancorp, Inc.	1,974	26,827
CNB Financial Corp.	2,402	44,437
CoBiz Financial, Inc.	5,743	75,406
Colony Bankcorp, Inc. (a)	463	3,648
Columbia Banking System, Inc.	7,682	212,100
Commerce Bancshares, Inc.	11,746	510,834
Community Bank System, Inc.	6,000	228,780
Community Trust Bancorp, Inc.	2,381	87,168
CommunityOne Bancorp (a)	2,905	33,262
ConnectOne Bancorp, Inc.	2,856	54,264
Cullen/Frost Bankers, Inc.	7,719	545,270
CVB Financial Corp.	13,798	221,044
Dime Community Bancshares, Inc.	4,654	75,767

Common Stocks	Shares	Value

Banks (continued)
Eagle Bancorp, Inc. (a)	3,780	$134,266
East West Bancorp, Inc.	20,443	791,349
Eastern Virginia Bankshares, Inc. (a)	2,546	16,473
Enterprise Bancorp, Inc.	1,296	32,724
Enterprise Financial Services Corp.	3,330	65,701
ESB Financial Corp.	2,374	44,964
ESSA Bancorp, Inc.	1,863	22,356
Farmers Capital Bank Corp. (a)	1,489	34,679
Fidelity Southern Corp.	3,242	52,229
Financial Institutions, Inc.	2,187	55,003
First Bancorp, Inc.	2,216	40,087
First Bancorp, North Carolina	3,105	57,349
First BanCorp, Puerto Rico (a)	15,663	91,942
First Busey Corp.	11,407	74,260
First Citizens Banc Corp.	1,968	20,270
First Citizens BancShares, Inc., Class A	846	213,860
First Commonwealth Financial Corp.	13,854	127,734
First Community Bancshares, Inc.	2,730	44,963
First Connecticut Bancorp, Inc.	3,213	52,436
First Defiance Financial Corp.	1,535	52,282
First Financial Bancorp	8,783	163,276
First Financial Bankshares, Inc.	8,954	267,546
First Financial Corp.	1,437	51,186
First Financial Northwest, Inc.	2,894	34,844
First Financial Service Corp. (a)	968	3,707
First Horizon National Corp.	34,097	463,037
First Interstate Bancsystem, Inc.	2,988	83,126
First Merchants Corp.	5,448	123,942
First Midwest Bancorp, Inc.	11,044	188,963
First Niagara Financial Group, Inc.	52,329	441,133
The First of Long Island Corp.	2,237	63,464
First Republic Bank	17,858	930,759
First Security Group, Inc. (a)	15,167	34,277
First South Bancorp, Inc.	3,052	24,294
First United Corp. (a)	1,784	15,325
FirstMerit Corp.	23,503	443,972
Flagstar Bancorp, Inc. (a)	3,391	53,340
Flushing Financial Corp.	4,602	93,283
FNB Corp.	23,424	312,008
Fox Chase Bancorp, Inc.	2,566	42,775
Franklin Financial Corp. (a)	2,485	52,632
Fulton Financial Corp.	26,155	323,276
German American Bancorp, Inc.	2,176	66,412
Glacier Bancorp, Inc.	10,789	299,611
Great Southern Bancorp, Inc.	1,408	55,855
Guaranty Bancorp	3,814	55,074
Hampton Roads Bankshares, Inc. (a)	11,270	18,934
Hancock Holding Co.	11,609	356,396
Hanmi Financial Corp.	5,135	111,994

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (continued)
Hawthorn Bancshares, Inc.	1,241	$17,684
Heartland Financial USA, Inc.	2,048	55,501
Heritage Commerce Corp.	4,396	38,817
Heritage Financial Corp.	5,226	91,716
HMN Financial, Inc. (a)	1,907	23,647
Home Bancorp, Inc.	1,779	40,810
Home BancShares, Inc.	7,170	230,587
Home Loan Servicing Solutions Ltd.	11,237	219,346
HomeTrust Bancshares, Inc. (a)	3,179	52,962
Horizon Bancorp	1,338	34,975
Hudson Valley Holding Corp.	2,386	64,804
Iberiabank Corp.	4,573	296,559
Independent Bank Corp./MA	3,467	148,422
Independent Bank Corp./MI	4,221	55,084
International Bancshares Corp.	8,105	215,107
Intervest Bancshares Corp.	4,029	40,491
Investors Bancorp, Inc.	50,255	564,112
Kearny Financial Corp. (a)	3,257	44,784
Lakeland Bancorp, Inc.	5,519	64,572
Lakeland Financial Corp.	2,532	110,066
LegacyTexas Financial Group, Inc.	5,686	135,611
Macatawa Bank Corp.	6,531	35,529
MainSource Financial Group, Inc.	3,542	74,099
MB Financial, Inc.	9,008	296,003
Mercantile Bank Corp.	2,713	57,027
Merchants Bancshares, Inc.	1,163	35,623
Metro Bancorp, Inc. (a)	2,347	60,834
MidSouth Bancorp, Inc.	1,608	27,883
MidWestOne Financial Group, Inc.	1,520	43,791
MutualFirst Financial, Inc.	1,697	37,283
National Bankshares, Inc.	1,269	38,565
National Penn Bancshares, Inc.	16,473	173,378
NBT Bancorp, Inc.	6,330	166,289
New York Community Bancorp, Inc.	64,949	1,039,184
NewBridge Bancorp (a)	5,756	50,135
Northfield Bancorp, Inc.	9,226	136,545
Northrim BanCorp, Inc.	1,270	33,325
Northwest Bancshares, Inc.	13,479	168,892
Norwood Financial Corp. (b)	859	24,954
OceanFirst Financial Corp.	2,337	40,056
OFG Bancorp	7,031	117,066
Ohio Valley Banc Corp.	934	22,743
Old National Bancorp	14,444	214,927
Old Second Bancorp, Inc. (a)	5,393	28,960
Oritani Financial Corp.	6,327	97,436
Orrstown Financial Services, Inc. (a)	2,093	35,539
Pacific Continental Corp.	3,334	47,276
PacWest Bancorp	14,044	638,440
Park National Corp.	2,005	177,402
Park Sterling Corp.	9,934	73,015

Common Stocks	Shares	Value

Banks (continued)
Peapack Gladstone Financial Corp.	2,063	$38,289
Penns Woods Bancorp, Inc.	1,050	51,723
Peoples Bancorp of North Carolina, Inc.	1,497	26,901
Peoples Bancorp, Inc.	1,815	47,063
Peoples Financial Corp.	1,245	15,500
Pinnacle Financial Partners, Inc.	5,097	201,535
Popular, Inc. (a)	14,885	506,834
Porter Bancorp, Inc. (a)	1,044	501
Preferred Bank	2,659	74,159
PrivateBancorp, Inc.	10,307	344,254
Prosperity Bancshares, Inc.	8,313	460,208
Provident Financial Holdings, Inc.	1,737	26,281
Provident Financial Services, Inc.	7,911	142,873
Pulaski Financial Corp.	2,837	34,980
Renasant Corp.	4,800	138,864
Republic Bancorp, Inc., Class A	1,667	41,208
Republic First Bancorp, Inc. (a)	6,390	23,962
Riverview Bancorp, Inc. (a)	6,227	27,897
S&T Bancorp, Inc.	4,337	129,286
Sandy Spring Bancorp, Inc.	3,931	102,520
Seacoast Banking Corp. of Florida (a)	4,359	59,936
Shore Bancshares, Inc. (a)	3,680	34,224
Sierra Bancorp	1,921	33,733
Signature Bank (a)	7,365	927,695
Simmons First National Corp., Class A	2,584	105,040
South State Corp.	3,558	238,671
Southside Bancshares, Inc.	3,952	114,252
Southwest Bancorp, Inc.	3,310	57,462
State Bank Financial Corp.	5,576	111,408
Sterling Bancorp	12,155	174,789
Stock Yards Bancorp, Inc.	2,255	75,182
Suffolk Bancorp	2,452	55,685
Summit Financial Group, Inc. (a)	1,593	17,634
Sun Bancorp, Inc. (a)	2,292	44,465
Susquehanna Bancshares, Inc.	26,147	351,154
SVB Financial Group (a)	7,396	858,454
Synovus Financial Corp.	20,016	542,233
TCF Financial Corp.	23,707	376,704
Territorial Bancorp, Inc.	1,901	40,967
Texas Capital Bancshares, Inc. (a)	6,384	346,843
TFS Financial Corp.	12,214	181,805
Tompkins Financial Corp.	1,745	96,498
TowneBank	5,248	79,350
Trico Bancshares	3,317	81,930
TrustCo Bank Corp. NY	14,741	107,020
Trustmark Corp.	9,562	234,651
UMB Financial Corp.	5,193	295,430
Umpqua Holdings Corp.	31,544	536,563
Union Bankshares Corp.	6,713	161,649

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (concluded)
United Bancorp, Inc.	3,115	$25,699
United Bankshares, Inc.	9,006	337,275
United Community Banks, Inc.	6,361	120,477
United Community Financial Corp.	11,244	60,380
United Financial Bancorp, Inc.	7,872	113,042
United Security Bancshares (a)	3,819	20,814
Univest Corp. of Pennsylvania	2,482	50,236
Valley National Bancorp	33,096	321,362
Washington Federal, Inc.	14,111	312,559
Washington Trust Bancorp, Inc.	2,302	92,494
Waterstone Financial, Inc.	3,280	43,132
Webster Financial Corp.	13,130	427,119
WesBanco, Inc.	4,185	145,638
West BanCorp., Inc.	3,190	54,294
Westamerica BanCorp	3,780	185,296
Western Alliance Bancorp (a)	11,822	328,652
Westfield Financial, Inc.	3,799	27,885
Wilshire Bancorp, Inc.	11,170	113,152
Wintrust Financial Corp.	6,809	318,389
WSFS Financial Corp.	1,272	97,804
Yadkin Financial Corp. (a)	2,663	52,328

		33,850,861

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,150	332,971
Coca-Cola Bottling Co. Consolidated	775	68,223
Craft Brew Alliance, Inc. (a)	1,760	23,478
National Beverage Corp. (a)	2,173	49,153
Primo Water Corp. (a)	5,635	24,287
Willamette Valley Vineyards, Inc. (a)	2,312	13,410

		511,522

Chemicals — 2.4%
A. Schulman, Inc.	4,114	166,740
Aceto Corp.	4,209	91,335
Albemarle Corp.	11,308	679,950
American Vanguard Corp.	3,882	45,109
Ashland, Inc.	9,228	1,105,145
Axalta Coating Systems, Ltd. (a)	7,328	190,675
Axiall Corp.	10,198	433,109
Balchem Corp.	4,473	298,081
Cabot Corp.	8,564	375,617
Calgon Carbon Corp. (a)	8,196	170,313
Cambrex Corp. (a)	5,282	114,197
Celanese Corp., Series A	21,966	1,317,081
Chase Corp.	1,295	46,607
Chemtura Corp. (a)	11,318	279,894
Cytec Industries, Inc.	10,446	482,292
Ferro Corp. (a)	13,135	170,230
FutureFuel Corp.	3,639	47,380

Common Stocks	Shares	Value

Chemicals (concluded)
Hawkins, Inc.	1,451	$62,872
HB Fuller Co.	7,170	319,280
Huntsman Corp.	29,011	660,871
Innophos Holdings, Inc.	3,136	183,299
Innospec, Inc.	3,555	151,798
Intrepid Potash, Inc. (a)	8,200	113,816
KMG Chemicals, Inc.	1,469	29,380
Koppers Holdings, Inc.	3,035	78,849
Kraton Performance Polymers, Inc. (a)	5,043	104,844
Kronos Worldwide, Inc.	2,763	35,974
LSB Industries, Inc. (a)	2,939	92,402
Metabolix, Inc. (a)	4,583	1,833
Minerals Technologies, Inc.	5,044	350,306
NewMarket Corp.	1,544	623,050
Olin Corp.	11,378	259,077
OM Group, Inc.	4,674	139,285
OMNOVA Solutions, Inc. (a)	7,759	63,158
Penford Corp. (a)	2,295	42,894
Platform Specialty Products Corp. (a)	13,235	307,317
PolyOne Corp.	13,217	501,056
Polypore International, Inc. (a)	6,803	320,081
Quaker Chemical Corp.	1,917	176,441
Rayonier Advanced Materials, Inc.	6,271	139,843
Rentech, Inc. (a)	30,656	38,627
Rockwood Holdings, Inc.	10,431	821,963
RPM International, Inc.	19,289	978,145
Senomyx, Inc. (a)	7,801	46,884
Sensient Technologies Corp.	6,902	416,467
Stepan Co.	2,773	111,142
TOR Minerals International, Inc. (a)	1,000	7,370
Tredegar Corp.	3,711	83,460
Tronox Ltd., Class A	9,237	220,580
The Valspar Corp.	11,020	953,010
Westlake Chemical Corp.	5,836	356,521
WR Grace & Co. (a)	10,766	1,026,969
Zagg, Inc. (a)	5,548	37,671
Zep, Inc.	3,420	51,813

		15,922,103

Construction & Materials — 2.1%
AAON, Inc.	6,260	140,162
Acuity Brands, Inc.	6,401	896,588
Advanced Drainage Systems, Inc.	1,844	42,375
AECOM Technology Corp. (a)	22,574	685,572
Aegion Corp. (a)	5,959	110,897
Ameresco, Inc., Class A (a)	4,419	30,933
American DG Energy, Inc. (a)	13,435	8,061
American Woodmark Corp. (a)	2,023	81,810
AO Smith Corp.	10,881	613,797
Apogee Enterprises, Inc.	4,359	184,691
Argan, Inc.	1,758	59,139

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Construction & Materials (continued)
Armstrong World Industries, Inc. (a)	6,693	$342,146
BlueLinx Holdings, Inc. (a)	22,042	25,569
Boise Cascade Co. (a)	4,216	156,625
Builders FirstSource, Inc. (a)	9,072	62,325
Chicago Bridge & Iron Co. NV	14,092	591,582
Continental Building Products, Inc. (a)	1,321	23,421
Eagle Materials, Inc.	7,447	566,196
EMCOR Group, Inc.	9,674	430,396
Fortune Brands Home & Security, Inc.	23,057	1,043,790
Generac Holdings, Inc. (a)	10,137	474,006
Gibraltar Industries, Inc. (a)	4,428	71,999
Granite Construction, Inc.	5,285	200,936
Great Lakes Dredge & Dock Corp. (a)	9,666	82,741
Griffon Corp.	6,030	80,199
Headwaters, Inc. (a)	12,367	185,381
Hill International, Inc. (a)	5,539	21,270
Installed Building Products, Inc. (a)	1,137	20,261
Insteel Industries, Inc.	2,430	57,299
Integrated Electrical Services, Inc. (a)	2,641	20,600
Inteliquent, Inc.	5,008	98,307
KBR, Inc.	20,959	355,255
Layne Christensen Co. (a)	3,913	37,330
LB Foster Co., Class A	1,479	71,835
Lennox International, Inc.	6,446	612,821
Louisiana-Pacific Corp. (a)	21,467	355,494
Masonite International Corp. (a)	2,044	125,624
MasTec, Inc. (a)	9,152	206,927
MDU Resources Group, Inc.	28,179	662,207
Mueller Water Products, Inc., Series A	23,943	245,176
MYR Group, Inc. (a)	3,640	99,736
NCI Building Systems, Inc. (a)	5,071	93,915
Nortek, Inc. (a)	1,694	137,773
Northwest Pipe Co. (a)	1,680	50,602
Omega Flex, Inc.	773	29,227
Orion Marine Group, Inc. (a)	5,034	55,626
Owens Corning	16,373	586,317
Patrick Industries, Inc. (a)	986	43,364
PGT, Inc. (a)	6,280	60,477
Ply Gem Holdings, Inc. (a)	1,485	20,760
Primoris Services Corp.	5,751	133,653
Quanex Building Products Corp.	5,802	108,962
Simpson Manufacturing Co., Inc.	5,710	197,566
Sterling Construction Co., Inc. (a)	4,288	27,400
Thermon Group Holdings, Inc. (a)	5,070	122,643
TRC Cos., Inc. (a)	3,961	25,113
Trex Co., Inc. (a)	4,838	206,002
Tutor Perini Corp. (a)	5,832	140,376

Common Stocks	Shares	Value

Construction & Materials (concluded)
Universal Forest Products, Inc.	2,945	$156,674
US Concrete, Inc. (a)	915	26,032
USG Corp. (a)	13,820	386,822
Valmont Industries, Inc.	3,646	463,042
Watsco, Inc.	3,831	409,917
Watts Water Technologies, Inc., Class A	3,991	253,189

		13,916,931

Electricity — 1.5%
ALLETE, Inc.	5,910	325,877
Alliant Energy Corp.	16,299	1,082,580
Alteva (a)	1,815	12,796
Black Hills Corp.	6,519	345,768
Calpine Corp. (a)	51,955	1,149,764
Cleco Corp.	8,686	473,734
Covanta Holding Corp.	19,269	424,111
Dynegy, Inc. (a)	12,990	394,247
El Paso Electric Co.	6,267	251,056
The Empire District Electric Co.	7,217	214,634
Great Plains Energy, Inc.	23,267	661,015
Hawaiian Electric Industries, Inc.	14,355	480,605
IDACORP, Inc.	7,221	477,958
ITC Holdings Corp.	23,268	940,725
MGE Energy, Inc.	5,145	234,663
NorthWestern Corp.	5,838	330,314
Ormat Technologies, Inc.	3,208	87,193
Portland General Electric Co.	11,667	441,363
TerraForm Power, Inc., Class A	2,940	90,787
U.S. Geothermal, Inc. (a)	23,727	10,922
UIL Holdings Corp.	9,098	396,127
Unitil Corp.	3,102	113,750
Vivint Solar, Inc. (a)	1,316	12,134
Westar Energy, Inc.	19,630	809,541

		9,761,664

Electronic & Electrical Equipment — 2.9%
Adept Technology, Inc. (a)	3,068	26,630
Allied Motion Technologies, Inc.	1,620	38,378
American Science & Engineering, Inc.	1,261	65,446
Anixter International, Inc. (a)	3,908	345,702
API Technologies Corp. (a)	12,042	25,649
Arrow Electronics, Inc. (a)	14,002	810,576
Avnet, Inc.	19,707	847,795
AVX Corp.	6,474	90,636
AZZ, Inc.	3,732	175,105
Badger Meter, Inc.	2,135	126,712
Bel Fuse, Inc., Class B	2,157	58,972
Belden, Inc.	6,349	500,365
Benchmark Electronics, Inc. (a)	8,089	205,784
Brady Corp., Class A	6,689	182,877
Capstone Turbine Corp. (a)(b)	55,452	40,996

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
Checkpoint Systems, Inc. (a)	6,943	$95,327
Cognex Corp. (a)	12,565	519,311
Coherent, Inc. (a)	3,768	228,793
Control4 Corp. (a)	1,187	18,244
CTS Corp.	5,283	94,196
CyberOptics Corp. (a)	2,661	25,572
Daktronics, Inc.	6,043	75,598
Electro Rent Corp.	3,274	45,967
Electro Scientific Industries, Inc.	4,035	31,312
eMagin Corp. (a)	8,818	20,281
Encore Wire Corp.	2,783	103,889
EnerNOC, Inc. (a)	4,406	68,073
EnerSys, Inc.	6,481	400,007
ESCO Technologies, Inc.	3,900	143,910
Fabrinet (a)	4,476	79,404
FARO Technologies, Inc. (a)	2,690	168,609
FEI Co.	6,059	547,431
General Cable Corp.	7,113	105,984
GrafTech International Ltd. (a)	17,533	88,717
Greatbatch, Inc. (a)	3,828	188,720
GSI Group, Inc. (a)	2,164	31,854
Houston Wire & Cable Co.	3,110	37,165
Hubbell, Inc., Class B	7,775	830,603
II-VI, Inc. (a)	8,248	112,585
Intevac, Inc. (a)	5,485	42,618
IntriCon Corp. (a)	2,740	18,659
IPG Photonics Corp. (a)	5,300	397,076
Itron, Inc. (a)	5,925	250,568
Jabil Circuit, Inc.	28,671	625,888
Kemet Corp. (a)	8,847	37,157
Keysight Technologies, Inc. (a)	24,213	817,673
Kimball Electronics, Inc. (a)	3,441	41,361
Knowles Corp. (a)	12,733	299,862
Landauer, Inc.	1,837	62,715
LightPath Technologies, Inc., Class A (a)	6,052	5,506
Littelfuse, Inc.	3,360	324,811
LSI Industries, Inc.	3,465	23,527
MA-COM Technology Solutions Holdings, Inc. (a)	1,195	37,380
Magnetek, Inc. (a)	750	30,488
Maxwell Technologies, Inc. (a)	5,619	51,245
Methode Electronics, Inc.	5,454	199,126
Mettler-Toledo International, Inc. (a)	4,180	1,264,283
MTS Systems Corp.	2,372	177,971
NAPCO Security Technologies, Inc. (a)	7,191	33,798
National Instruments Corp.	14,741	458,298
Newport Corp. (a)	6,575	125,648
NVE Corp. (a)	974	68,949
Orion Energy Systems, Inc. (a)	5,121	28,166
OSI Systems, Inc. (a)	2,875	203,464

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
Park Electrochemical Corp.	3,206	$79,926
Planar Systems, Inc. (a)	1,732	14,497
Plexus Corp. (a)	5,087	209,635
Powell Industries, Inc.	1,398	68,600
Regal-Beloit Corp.	6,497	488,574
Research Frontiers, Inc. (a)	5,552	28,426
Rofin-Sinar Technologies, Inc. (a)	4,390	126,300
Rogers Corp. (a)	2,784	226,729
Rubicon Technology, Inc. (a)	4,201	19,199
Sanmina Corp. (a)	12,085	284,360
Sensata Technologies Holding NV (a)	23,164	1,214,025
SL Industries, Inc. (a)	750	29,250
Trimble Navigation Ltd. (a)	37,737	1,001,540
TTM Technologies, Inc. (a)	8,600	64,758
Turtle Beach Corp. (a)(b)	2,949	9,407
Ultralife Corp. (a)	3,982	12,464
Universal Display Corp. (a)	6,229	172,855
Veeco Instruments, Inc. (a)	5,928	206,769
Viasystems Group, Inc. (a)	1,392	22,662
Vicor Corp. (a)	3,135	37,934
Vishay Intertechnology, Inc.	19,991	282,873
Vishay Precision Group, Inc. (a)	2,569	44,084
WESCO International, Inc. (a)	6,589	502,148
Zebra Technologies Corp., Class A (a)	7,397	572,602

		18,949,029

Financial Services — 3.6%
Actinium Pharmaceuticals, Inc. (a)	2,164	12,746
Ally Financial, Inc. (a)	14,581	344,403
Artisan Partners Asset Management, Inc., Class A	4,710	237,996
Ashford, Inc. (a)	144	13,536
Asta Funding, Inc. (a)	2,169	18,979
Atlanticus Holdings Corp. (a)	251	615
BBCN Bancorp, Inc.	11,987	172,373
BGC Partners, Inc., Class A	26,284	240,499
Blackhawk Network Holdings, Inc. (a)	692	26,850
Blackhawk Network Holdings, Inc., Class B (a)	5,974	225,160
Calamos Asset Management, Inc., Class A	3,145	41,891
Cash America International, Inc.	4,166	94,235
CBOE Holdings, Inc.	12,462	790,340
CIT Group, Inc.	26,792	1,281,461
Cohen & Steers, Inc.	2,805	118,034
Cowen Group, Inc., Class A (a)	18,550	89,040
Credit Acceptance Corp. (a)	1,376	187,700
Diamond Hill Investment Group, Inc.	489	67,502
Eaton Vance Corp.	17,463	714,761

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Financial Services (continued)
Encore Capital Group, Inc. (a)	3,846	$170,762
Enova International, Inc. (a)	3,811	84,833
Essent Group Ltd. (a)	6,499	167,089
EverBank Financial Corp.	13,176	251,135
Evercore Partners, Inc., Class A	5,234	274,105
Ezcorp, Inc., Class A (a)	8,094	95,104
FBR & Co. (a)	1,765	43,401
Federal Agricultural Mortgage Corp., Class C	1,972	59,830
Federated Investors, Inc., Class B	14,119	464,939
Financial Engines, Inc.	7,688	280,996
First Cash Financial Services, Inc. (a)	4,540	252,742
The First Marblehead Corp. (a)	4,899	29,149
FNF Group	40,898	1,408,936
FNFV Group (a)	13,726	216,047
FXCM, Inc., Class A	6,290	104,225
GAMCO Investors, Inc., Class A	650	57,811
GFI Group, Inc.	10,994	59,917
Green Dot Corp., Class A (a)	5,171	105,954
Greenhill & Co., Inc.	3,945	172,002
Imperial Holdings, Inc. (a)	4,686	30,553
Interactive Brokers Group, Inc., Class A	7,197	209,865
INTL. FCStone, Inc. (a)	1,975	40,626
Investment Technology Group, Inc. (a)	5,739	119,486
Janus Capital Group, Inc.	22,005	354,941
Jason Industries, Inc. (a)	2,144	21,118
KCG Holdings, Inc., Class A (a)	12,151	141,559
Ladder Capital Corp., Class A (a)	1,461	28,650
Ladenburg Thalmann Financial Services, Inc. (a)	17,747	70,101
LendingTree, Inc. (a)	1,296	62,649
Liberty Broadband Corp. (a)	9,529	386,273
Liberty Broadband Corp., Class A (a)	3,633	181,977
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,469	281,616
LPL Financial Holdings, Inc.	11,414	508,494
MarketAxess Holdings, Inc.	5,606	402,006
Marlin Business Services Corp.	1,640	33,669
MGIC Investment Corp. (a)	50,636	471,928
MicroFinancial, Inc.	3,823	39,014
Moelis & Co., Class A	647	22,600
MoneyGram International, Inc. (a)	5,436	49,413
MSCI, Inc.	16,460	780,862
Nelnet, Inc., Class A	2,846	131,855
NewStar Financial, Inc. (a)	4,431	56,717
NorthStar Asset Management Group, Inc.	27,118	612,053
NRG Yield, Inc., Class A	3,681	173,522
Ocwen Financial Corp. (a)	16,212	244,801

Common Stocks	Shares	Value

Financial Services (concluded)
Oppenheimer Holdings, Inc., Class A	1,362	$31,667
PICO Holdings, Inc. (a)	4,035	76,060
Piper Jaffray Cos. (a)	2,533	147,142
PRA Group, Inc. (a)	7,471	432,795
Pzena Investment Management, Inc., Class A	3,173	30,017
Radian Group, Inc.	27,973	467,709
Raymond James Financial, Inc.	17,974	1,029,730
RCS Capital Corp., Class A	4,122	50,453
Resource America, Inc., Class A	4,370	39,505
Safeguard Scientifics, Inc. (a)	4,085	80,965
Santander Consumer USA Holdings, Inc.	12,093	237,144
SEI Investments Co.	18,904	756,916
SLM Corp.	61,213	623,760
Springleaf Holdings, Inc. (a)	2,392	86,519
Stewart Information Services Corp.	3,359	124,417
Stifel Financial Corp. (a)	8,982	458,262
SWS Group, Inc. (a)	4,978	34,398
Synchrony Financial (a)	18,126	539,248
Synergy Resources Corp. (a)	9,262	116,145
TD Ameritrade Holding Corp.	35,685	1,276,809
TESARO, Inc. (a)	2,312	85,983
U.S. Global Investors, Inc., Class A	4,302	13,336
Virtus Investment Partners, Inc.	1,102	187,880
Voya Financial, Inc.	28,257	1,197,532
Waddell & Reed Financial, Inc., Class A	12,358	615,676
Walker & Dunlop, Inc. (a)	3,729	65,407
Westwood Holdings Group, Inc.	1,350	83,457
WisdomTree Investments, Inc.	16,630	260,675
World Acceptance Corp. (a)	1,566	124,419
Xoom Corp. (a)	4,048	70,880

		23,778,352

Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	131,263
Cincinnati Bell, Inc. (a)	34,307	109,439
Consolidated Communications Holdings, Inc.	7,436	206,944
EarthLink Holdings Corp.	20,783	91,237
Fairpoint Communications, Inc. (a)	4,215	59,895
General Communication, Inc., Class A (a)	4,596	63,195
Hawaiian Telcom Holdco, Inc. (a)	1,381	38,074
IDT Corp., Class B (a)	2,546	51,709
inContact, Inc. (a)	8,833	77,642
Lumos Networks Corp.	3,575	60,132
Straight Path Communications, Inc., Class B (a)	2,210	41,880
Vonage Holdings Corp. (a)	26,555	101,175

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Fixed Line Telecommunications (concluded)
Zayo Group Holdings, Inc. (a)	3,118	$95,317

		1,127,902

Food & Drug Retailers — 0.9%
Casey's General Stores, Inc.	5,569	502,992
The Chefs' Warehouse, Inc. (a)	3,358	77,368
Core-Mark Holding Co., Inc.	3,184	197,185
Diplomat Pharmacy, Inc. (a)	1,939	53,070
The Fresh Market, Inc. (a)	6,338	261,126
GNC Holdings, Inc., Class A	13,048	612,734
Ingles Markets, Inc., Class A	1,683	62,422
Omnicare, Inc.	14,337	1,045,597
The Pantry, Inc. (a)	3,814	141,347
PetMed Express, Inc.	3,455	49,648
Rite Aid Corp. (a)	133,937	1,007,206
Smart & Final Stores, Inc. (a)	2,013	31,665
SpartanNash Co.	5,307	138,725
Sprouts Farmers Market, Inc. (a)	17,841	606,237
Supervalu, Inc. (a)	30,827	299,022
United Natural Foods, Inc. (a)	7,328	566,638
Vitamin Shoppe, Inc. (a)	4,670	226,869
Weis Markets, Inc.	1,485	71,013

		5,950,864

Food Producers — 1.7%
Alico, Inc.	610	30,518
The Andersons, Inc.	3,787	201,241
B&G Foods, Inc.	8,323	248,858
Boulder Brands, Inc. (a)	9,299	102,847
Bunge Ltd.	20,792	1,890,201
Cal-Maine Foods, Inc.	4,298	167,751
Calavo Growers, Inc.	2,295	108,553
Chiquita Brands International, Inc. (a)	7,588	109,722
Darling International, Inc. (a)	24,513	445,156
Dean Foods Co.	14,232	275,816
Diamond Foods, Inc. (a)	4,042	114,106
Farmer Bros Co. (a)	892	26,269
Flowers Foods, Inc.	26,331	505,292
Fresh Del Monte Produce, Inc.	4,740	159,027
Golden Enterprises, Inc.	277	956
Griffin Land & Nurseries, Inc.	1,073	32,254
The Hain Celestial Group, Inc. (a)	15,022	875,632
Harbinger Group, Inc. (a)	13,646	193,227
Herbalife Ltd. (b)	10,030	378,131
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,471	888,360
J&J Snack Foods Corp.	2,141	232,877
John B Sanfilippo & Son, Inc.	1,174	53,417
Lancaster Colony Corp.	2,760	258,446
Lifevantage Corp. (a)	17,643	22,936
Lifeway Foods, Inc. (a)	1,804	33,428

Common Stocks	Shares	Value

Food Producers (concluded)
Limoneira Co.	2,404	$60,052
Mannatech, Inc. (a)	644	17,163
Medifast, Inc. (a)	2,128	71,394
MGP Ingredients, Inc.	2,244	35,590
Nutraceutical International Corp. (a)	2,417	52,111
Nutrisystem, Inc.	4,769	93,234
Omega Protein Corp. (a)	3,642	38,496
Phibro Animal Health Corp., Class A	825	26,029
Pilgrim's Pride Corp. (a)(b)	9,076	297,602
Pinnacle Foods, Inc.	12,043	425,118
Post Holdings, Inc. (a)	6,559	274,756
Reliv International, Inc.	414	484
Rocky Mountain Chocolate Factory, Inc.	2,724	35,957
Sanderson Farms, Inc. (b)	2,959	248,630
Seaboard Corp. (a)	38	159,522
Seneca Foods Corp., Class A (a)	1,057	28,571
Snyders-Lance, Inc.	7,426	226,864
Tootsie Roll Industries, Inc.	2,820	86,433
TreeHouse Foods, Inc. (a)	5,511	471,356
USANA Health Sciences, Inc. (a)	1,032	105,873
WhiteWave Foods Co. (a)	25,738	900,573

		11,010,829

Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,010	206,335
Deltic Timber Corp.	1,749	119,632
Domtar Corp.	9,251	372,075
KapStone Paper and Packaging Corp.	12,554	367,958
Mercer International, Inc. (a)	3,801	46,714
Neenah Paper, Inc.	2,503	150,856
PH Glatfelter Co.	6,319	161,577
Resolute Forest Products (a)	14,370	253,056
Veritiv Corp. (a)	1,220	63,281
Wausau Paper Corp.	8,116	92,279

		1,833,763

Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,550	209,013
American Water Works Co., Inc.	25,387	1,353,127
Aqua America, Inc.	25,466	679,942
Artesian Resources Corp., Class A	2,012	45,451
Atmos Energy Corp.	14,305	797,361
Avista Corp.	9,077	320,872
Cadiz, Inc. (a)(b)	3,708	41,530
California Water Service Group	7,627	187,700
Chesapeake Utilities Corp.	2,272	112,828
Connecticut Water Service, Inc.	1,969	71,455
Delta Natural Gas Co., Inc.	2,312	49,130
Gas Natural, Inc.	4,001	44,091

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
Genie Energy Ltd. (a)	4,413	$27,272
The Laclede Group, Inc.	5,237	278,608
Middlesex Water Co.	2,966	68,396
National Fuel Gas Co.	12,253	851,951
New Jersey Resources Corp.	5,833	356,980
Northwest Natural Gas Co.	3,833	191,267
ONE Gas, Inc.	7,857	323,866
Piedmont Natural Gas Co., Inc.	10,565	416,367
PNM Resources, Inc.	11,804	349,752
Questar Corp.	25,817	652,654
RGC Resources, Inc.	2,449	53,878
SJW Corp.	2,006	64,433
South Jersey Industries, Inc.	4,709	277,501
Southwest Gas Corp.	6,290	388,785
UGI Corp.	24,888	945,246
Vectren Corp.	12,350	570,940
WGL Holdings, Inc.	7,456	407,247

		10,137,643

General Industrials — 1.4%
Actuant Corp., Class A	9,535	259,733
AEP Industries, Inc. (a)	774	45,008
Aptargroup, Inc.	9,328	623,484
Bemis Co., Inc.	14,485	654,867
Berry Plastics Group, Inc. (a)	15,269	481,737
Carlisle Cos., Inc.	9,247	834,449
Crown Holdings, Inc. (a)	20,487	1,042,788
Graphic Packaging Holding Co. (a)	47,817	651,268
Greif, Inc., Class A	4,302	203,184
Harsco Corp.	11,862	224,073
Landec Corp. (a)	4,398	60,736
Multi-Color Corp.	2,241	124,196
Myers Industries, Inc.	3,762	66,211
Otter Tail Corp.	5,434	168,237
Packaging Corp. of America	14,410	1,124,701
Raven Industries, Inc.	5,522	138,050
Rexnord Corp. (a)	12,473	351,863
Rock-Tenn Co., Class A	20,289	1,237,223
Silgan Holdings, Inc.	6,377	341,807
Sonoco Products Co.	14,709	642,783
TriMas Corp. (a)	6,652	208,141
UFP Technologies, Inc. (a)	1,471	36,165

		9,520,704

General Retailers — 4.8%
1-800-Flowers.com, Inc., Class A (a)	3,545	29,211
Aaron's, Inc.	9,416	287,847
Abercrombie & Fitch Co., Class A	10,459	299,546
Advance Auto Parts, Inc.	10,621	1,691,713
Aeéropostale, Inc. (a)	13,619	31,596
AMERCO, Inc.	860	244,464
America's Car-Mart, Inc. (a)	1,386	73,985

Common Stocks	Shares	Value

General Retailers (continued)
American Eagle Outfitters, Inc.	25,308	$351,275
American Public Education, Inc. (a)	2,731	100,692
ANN, Inc. (a)	6,914	252,223
Antero Resources Corp. (a)	6,946	281,869
Apollo Education Group, Inc. (a)	14,033	478,666
Asbury Automotive Group, Inc. (a)	4,545	345,056
Ascena Retail Group, Inc. (a)	19,006	238,715
Autobytel, Inc. (a)	2,429	26,476
Barnes & Noble, Inc. (a)	5,772	134,026
Beacon Roofing Supply, Inc. (a)	7,528	209,278
Big 5 Sporting Goods Corp.	2,684	39,267
Big Lots, Inc.	7,927	317,239
Blue Nile, Inc. (a)	1,962	70,652
The Bon-Ton Stores, Inc.	2,228	16,509
Bridgepoint Education, Inc. (a)	2,758	31,221
Bright Horizons Family Solutions, Inc. (a)	4,287	201,532
Brown Shoe Co., Inc.	6,155	197,883
The Buckle, Inc. (b)	3,979	208,977
Build-A-Bear Workshop, Inc. (a)	2,182	43,858
Burlington Stores, Inc. (a)	4,911	232,094
Cabela's, Inc. (a)	7,045	371,342
Cache, Inc. (a)	4,067	813
Cambium Learning Group, Inc. (a)	10,557	17,525
Capella Education Co.	1,708	131,448
Career Education Corp. (a)	10,687	74,382
Carriage Services, Inc.	3,000	62,850
The Cato Corp., Class A	3,894	164,249
CDK Global, Inc.	23,266	948,322
Chegg, Inc. (a)(b)	6,895	47,644
Chemed Corp.	2,560	270,515
Chico's FAS, Inc.	22,386	362,877
The Children's Place Retail Stores, Inc.	3,319	189,183
Christopher & Banks Corp. (a)	6,159	35,168
Citi Trends, Inc. (a)	2,851	71,988
Clean Energy Fuels Corp. (a)	11,329	56,588
Collectors Universe, Inc.	1,741	36,317
Conn's, Inc. (a)(b)	3,781	70,667
The Container Store Group, Inc. (a)	766	14,654
Copart, Inc. (a)	16,699	609,346
Corinthian Colleges, Inc. (a)(b)	10,420	660
CST Brands, Inc.	11,102	484,158
Destination Maternity Corp.	2,029	32,363
Destination XL Group, Inc. (a)	9,670	52,798
Dick's Sporting Goods, Inc.	14,192	704,633
Dillard's, Inc., Class A	3,564	446,141
DSW, Inc., Class A	10,401	387,957
EVINE Live, Inc. (a)	7,906	52,101
Express, Inc. (a)	12,714	186,769
The Finish Line, Inc., Class A	6,992	169,976
Five Below, Inc. (a)	7,243	295,732

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

General Retailers (continued)
Foot Locker, Inc.	20,707	$1,163,319
Francesca's Holdings Corp. (a)	6,825	113,977
Fred's, Inc., Class A	4,554	79,285
FTD Cos., Inc. (a)	3,403	118,492
Gaiam, Inc., Class A (a)	3,595	25,632
Genesco, Inc. (a)	3,579	274,223
Grand Canyon Education, Inc. (a)	7,107	331,613
Group 1 Automotive, Inc.	3,061	274,327
GrubHub, Inc. (a)	1,843	66,938
Guess?, Inc.	8,649	182,321
Haverty Furniture Cos., Inc.	2,955	65,040
Hibbett Sports, Inc. (a)	3,771	182,630
Hillenbrand, Inc.	9,233	318,538
Houghton Mifflin Harcourt Co. (a)	16,204	335,585
HSN, Inc.	4,675	355,300
ITT Corp.	13,169	532,818
ITT Educational Services, Inc. (a)(b)	2,918	28,042
JC Penney Co., Inc. (a)(b)	45,394	294,153
K12, Inc. (a)	4,637	55,041
KAR Auction Services, Inc.	20,540	711,711
Kirkland's, Inc. (a)	2,421	57,232
Lands' End, Inc. (a)	2,102	113,424
Liquidity Services, Inc. (a)	4,477	36,577
Lithia Motors, Inc., Class A	3,413	295,873
Lumber Liquidators Holdings, Inc. (a)	4,057	269,020
MarineMax, Inc. (a)	4,557	91,368
Matthews International Corp., Class A	4,391	213,710
Mattress Firm Holding Corp. (a)	1,533	89,037
The Men's Wearhouse, Inc.	6,640	293,156
The Michaels Cos., Inc. (a)	4,139	102,357
Monro Muffler Brake, Inc.	4,602	265,996
Murphy USA, Inc. (a)	6,282	432,578
Office Depot, Inc. (a)	70,820	607,281
Outerwall, Inc. (a)	2,875	216,257
Overstock.com, Inc. (a)	2,367	57,447
PCM, Inc. (a)	1,516	14,432
Penske Automotive Group, Inc.	6,156	302,075
The Pep Boys-Manny Moe & Jack (a)	7,918	77,755
Perfumania Holdings, Inc. (a)	1,362	8,335
Pier 1 Imports, Inc.	13,531	208,377
Pricesmart, Inc.	2,618	238,814
The Providence Service Corp. (a)	2,023	73,718
RadioShack Corp. (a)(b)	25,331	9,372
RealNetworks, Inc. (a)	6,577	46,302
Regis Corp. (a)	5,946	99,655
Rent-A-Center, Inc.	7,455	270,766
Restoration Hardware Holdings, Inc. (a)	4,891	469,585
Rollins, Inc.	9,330	308,823
Rush Enterprises, Inc., Class A (a)	5,240	167,942

Common Stocks	Shares	Value

General Retailers (concluded)
Sally Beauty Holdings, Inc. (a)	18,759	$576,652
Sears Holdings Corp. (a)(b)	7,223	238,215
Service Corp. International	31,152	707,150
ServiceMaster Global Holdings, Inc. (a)	5,207	139,391
Shoe Carnival, Inc.	2,127	54,643
Shutterfly, Inc. (a)	5,972	249,003
Signet Jewelers Ltd.	11,533	1,517,397
SolarCity Corp. (a)(b)	7,339	392,490
Sonic Automotive, Inc., Class A	5,131	138,742
Sotheby's	9,325	402,653
SP Plus Corp. (a)	2,950	74,428
Speed Commerce, Inc. (a)	10,106	31,228
Stage Stores, Inc.	4,498	93,109
Stamps.com, Inc. (a)	2,473	118,679
Stein Mart, Inc.	4,383	64,079
Strayer Education, Inc. (a)	1,653	122,785
Tile Shop Holdings, Inc. (a)	2,757	24,482
Titan Machinery, Inc. (a)(b)	2,424	33,791
TrueCar, Inc. (a)	1,171	26,816
Tuesday Morning Corp. (a)	5,992	130,026
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,376	1,198,628
VCA, Inc. (a)	12,576	613,331
Weight Watchers International, Inc. (a)(b)	4,279	106,290
West Marine, Inc. (a)	2,322	30,000
The Wet Seal, Inc., Class A (a)(b)	15,586	1,012
Williams-Sonoma, Inc.	12,447	941,989
Winmark Corp.	574	49,892
Zumiez, Inc. (a)	3,388	130,878

		31,939,064

Health Care Equipment & Services — 5.5%
Abaxis, Inc.	3,187	181,117
ABIOMED, Inc. (a)	5,703	217,056
Acadia Healthcare Co., Inc. (a)	7,158	438,141
Accuray, Inc. (a)	11,390	85,995
AdCare Health Systems, Inc. (a)	5,236	20,944
Addus HomeCare Corp. (a)	1,515	36,769
Air Methods Corp. (a)	5,450	239,964
Alere, Inc. (a)	11,957	454,366
Align Technology, Inc. (a)	10,666	596,336
Alliance HealthCare Services, Inc. (a)	2,209	46,367
Almost Family, Inc. (a)	1,625	47,044
Alphatec Holdings, Inc. (a)	20,207	28,492
Amedisys, Inc. (a)	5,567	163,391
American Caresource Holdings, Inc. (a)	2,753	8,039
Amsurg Corp. (a)	5,438	297,622
Analogic Corp.	1,828	154,667
AngioDynamics, Inc. (a)	4,266	81,097

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Anika Therapeutics, Inc. (a)	2,272	$92,561
Antares Pharma, Inc. (a)	22,489	57,797
AtriCure, Inc. (a)	4,748	94,770
Atrion Corp.	236	80,242
Bio-Rad Laboratories, Inc., Class A (a)	3,008	362,644
Bio-Reference Laboratories, Inc. (a)	3,943	126,689
Biolase, Inc. (a)	11,125	29,259
BioScrip, Inc. (a)	10,652	74,457
BioTelemetry, Inc. (a)	5,058	50,732
Bovie Medical Corp. (a)	5,924	21,504
Brookdale Senior Living, Inc. (a)	25,166	922,837
Bruker Corp. (a)	16,384	321,454
BSD Medical Corp. (a)	10,340	3,671
Cantel Medical Corp.	5,342	231,095
Capital Senior Living Corp. (a)	4,670	116,330
Cardica, Inc. (a)	26,645	18,652
Cardiovascular Systems, Inc. (a)	4,924	148,114
Centene Corp. (a)	8,529	885,737
Cepheid, Inc. (a)	10,479	567,333
CollabRx, Inc. (a)	1,314	828
Community Health Systems, Inc. (a)	17,082	921,061
CONMED Corp.	4,155	186,809
The Cooper Cos., Inc.	7,042	1,141,438
Corvel Corp. (a)	1,759	65,470
Covance, Inc. (a)	8,422	874,541
CryoLife, Inc.	4,639	52,560
Cutera, Inc. (a)	3,451	36,857
Cyberonics, Inc. (a)	3,779	210,415
Cynosure, Inc., Class A (a)	3,272	89,718
DexCom, Inc. (a)	10,627	585,016
Endologix, Inc. (a)	10,545	161,233
The Ensign Group, Inc.	3,034	134,679
Envision Healthcare Holdings, Inc. (a)	17,103	593,303
Escalon Medical Corp. (a)	1,399	2,252
Exactech, Inc. (a)	1,661	39,150
Five Star Quality Care, Inc. (a)	7,271	30,175
Fluidigm Corp. (a)	4,704	158,666
Fonar Corp. (a)	1,754	18,242
GenMark Diagnostics, Inc. (a)	7,145	97,243
Gentiva Health Services, Inc. (a)	5,338	101,689
Globus Medical, Inc., Class A (a)	8,779	208,677
Haemonetics Corp. (a)	7,730	289,257
Halyard Health, Inc. (a)	6,787	308,605
Hanger, Inc. (a)	5,275	115,523
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	11,626
HCA Holdings, Inc. (a)	44,198	3,243,691
Health Net, Inc. (a)	11,708	626,729
Healthcare Services Group, Inc.	10,521	325,415

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
HealthSouth Corp.	13,261	$510,018
HealthStream, Inc. (a)	3,505	103,327
Healthways, Inc. (a)	5,860	116,497
HeartWare International, Inc. (a)	2,540	186,512
Henry Schein, Inc. (a)	12,194	1,660,213
Hill-Rom Holdings, Inc.	8,350	380,927
HMS Holdings Corp. (a)	13,081	276,532
Hologic, Inc. (a)	35,760	956,222
Hooper Holmes, Inc. (a)	9,589	4,986
ICU Medical, Inc. (a)	1,995	163,391
IDEXX Laboratories, Inc. (a)	6,998	1,037,593
Insulet Corp. (a)	8,659	398,834
Integra LifeSciences Holdings Corp. (a)	3,596	195,011
Invacare Corp.	4,474	74,984
IPC The Hospitalist Co., Inc. (a)	2,772	127,207
Kindred Healthcare, Inc.	8,365	152,076
LDR Holding Corp. (a)	1,153	37,795
LHC Group, Inc. (a)	1,911	59,585
LifePoint Hospitals, Inc. (a)	6,660	478,921
Magellan Health Services, Inc. (a)	3,844	230,755
Masimo Corp. (a)	7,186	189,279
MEDNAX, Inc. (a)	14,859	982,329
Meridian Bioscience, Inc.	6,734	110,842
Merit Medical Systems, Inc. (a)	6,737	116,752
Molina Healthcare, Inc. (a)	4,295	229,911
National Healthcare Corp.	1,141	71,700
Natus Medical, Inc. (a)	4,670	168,307
Navidea Biopharmaceuticals, Inc. (a)(b)	30,416	57,486
Neogen Corp. (a)	5,821	288,663
NeoGenomics, Inc. (a)	2,739	11,422
Nevro Corp. (a)	1,024	39,598
NuVasive, Inc. (a)	7,143	336,864
NxStage Medical, Inc. (a)	9,415	168,811
Omnicell, Inc. (a)	5,708	189,049
OraSure Technologies, Inc. (a)	9,831	99,686
Orthofix International NV (a)	3,072	92,344
Owens & Minor, Inc.	8,724	306,300
PAREXEL International Corp. (a)	8,024	445,813
PharMerica Corp. (a)	4,711	97,565
Psychemedics Corp.	1,801	27,141
Quidel Corp. (a)	4,664	134,883
RadNet, Inc. (a)	5,911	50,480
ResMed, Inc.	20,199	1,132,356
Retractable Technologies, Inc. (a)	3,653	18,265
Rockwell Medical, Inc. (a)	6,648	68,341
RTI Surgical, Inc. (a)	10,112	52,582
Select Medical Holdings Corp.	10,084	145,210
Sirona Dental Systems, Inc. (a)	8,104	708,046
Skilled Healthcare Group, Inc., Class A (a)	4,337	37,168
Spectranetics Corp. (a)	6,589	227,848

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Staar Surgical Co. (a)	5,027	$45,796
STERIS Corp.	8,488	550,447
SurModics, Inc. (a)	2,327	51,427
Symmetry Surgical, Inc. (a)	1,522	11,856
Team Health Holdings, Inc. (a)	10,392	597,852
Teleflex, Inc.	6,015	690,642
Thoratec Corp. (a)	8,126	263,770
Tornier NV (a)	3,759	95,855
Triple-S Management Corp., Class B (a)	3,073	73,475
U.S. Physical Therapy, Inc.	1,930	80,983
Unilife Corp. (a)(b)	18,515	62,025
Universal American Corp. (a)	7,080	65,702
Uroplasty, Inc. (a)	8,634	17,786
Utah Medical Products, Inc.	725	43,536
Vascular Solutions, Inc. (a)	2,838	77,080
Vision-Sciences, Inc. (a)	14,475	10,133
Volcano Corp. (a)	8,185	146,348
VWR Corp. (a)	3,808	98,513
WellCare Health Plans, Inc. (a)	6,436	528,138
West Pharmaceutical Services, Inc.	10,030	533,997
Wright Medical Group, Inc. (a)	7,889	211,977
Zeltiq Aesthetics, Inc. (a)	3,199	89,284

		36,037,202

Household Goods & Home Construction — 1.8%
ACCO Brands Corp. (a)	17,340	156,233
Bassett Furniture Industries, Inc.	2,150	41,947
Beazer Homes USA, Inc. (a)	4,476	86,655
Blount International, Inc. (a)	7,808	137,187
Briggs & Stratton Corp.	6,754	137,917
Cavco Industries, Inc. (a)	1,223	96,947
Central Garden and Pet Co., Class A (a)	7,098	67,786
Church & Dwight Co., Inc.	19,381	1,527,417
Compx International, Inc.	1,034	12,201
Comstock Holdings Cos., Inc. (a)	12,106	12,469
The Dixie Group, Inc. (a)	2,900	26,593
Energizer Holdings, Inc.	9,004	1,157,554
Ethan Allen Interiors, Inc.	3,943	122,115
Flexsteel Industries, Inc.	965	31,121
Forward Industries, Inc. (a)	2,823	2,936
Herman Miller, Inc.	8,835	260,014
HNI Corp.	6,614	337,711
Hooker Furniture Corp.	1,876	32,211
Hovnanian Enterprises, Inc., Class A (a)	21,351	88,180
Interface, Inc.	9,120	150,206
iRobot Corp. (a)	4,579	158,983
Jarden Corp. (a)	26,215	1,255,174
KB Home	12,864	212,899
Knoll, Inc.	7,374	156,108

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
La-Z-Boy, Inc.	7,735	$207,607
Libbey, Inc. (a)	3,813	119,881
Lifetime Brands, Inc.	1,440	24,768
M/I Homes, Inc. (a)	4,013	92,139
MDC Holdings, Inc.	6,036	159,773
Meritage Homes Corp. (a)	5,757	207,194
National Presto Industries, Inc.	930	53,977
NVR, Inc. (a)	591	753,720
Oil-Dri Corp. of America	858	27,997
The Ryland Group, Inc.	7,317	282,144
The Scotts Miracle-Gro Co., Class A	6,480	403,834
Select Comfort Corp. (a)	8,141	220,051
Spectrum Brands Holdings, Inc.	3,200	306,176
Standard Pacific Corp. (a)	23,580	171,898
Steelcase, Inc., Class A	9,078	162,950
Taylor Morrison Home Corp., Class A (a)	4,488	84,778
Tempur Sealy International, Inc. (a)	9,199	505,117
Toll Brothers, Inc. (a)	24,101	825,941
TRI Pointe Homes, Inc. (a)	21,980	335,195
Tupperware Brands Corp.	7,507	472,941
Virco Manufacturing Corp. (a)	935	2,281
Wayfair, Inc., Class A (a)	1,560	30,966
WD-40 Co.	2,105	179,093
William Lyon Homes, Class A (a)	1,192	24,162

		11,923,147

Industrial Engineering — 2.8%
Accuride Corp. (a)	8,723	37,858
AGCO Corp.	12,017	543,168
Alamo Group, Inc.	1,182	57,256
Albany International Corp., Class A	4,299	163,319
Altra Industrial Motion Corp.	4,066	115,434
American Railcar Industries, Inc.	1,354	69,731
Astec Industries, Inc.	2,477	97,371
The Babcock & Wilcox Co.	15,418	467,165
Broadwind Energy, Inc. (a)	2,781	14,990
Ceco Environmental Corp.	2,961	46,014
Chicago Rivet & Machine Co.	494	15,166
CIRCOR International, Inc.	2,688	162,033
CLARCOR, Inc.	7,116	474,210
Colfax Corp. (a)	13,979	720,897
Columbus McKinnon Corp.	2,933	82,241
Commercial Vehicle Group, Inc. (a)	5,294	35,258
Crane Co.	7,181	421,525
Donaldson Co., Inc.	18,381	710,058
Douglas Dynamics, Inc.	3,742	80,191
Dynamic Materials Corp.	2,036	32,617
Energy Recovery, Inc. (a)(b)	7,157	37,717
EnPro Industries, Inc. (a)	3,303	207,296
Federal Signal Corp.	9,560	147,606
Franklin Electric Co., Inc.	5,549	208,254

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Industrial Engineering (concluded)
FreightCar America, Inc.	1,751	$46,069
GATX Corp.	6,431	370,040
The Gorman-Rupp Co.	2,838	91,157
Graco, Inc.	8,698	697,406
Graham Corp.	1,902	54,720
The Greenbrier Cos., Inc. (b)	3,794	203,852
H&E Equipment Services, Inc.	4,783	134,354
Hurco Cos., Inc.	1,150	39,203
Hyster-Yale Materials Handling, Inc.	1,589	116,315
IDEX Corp.	11,459	891,969
John Bean Technologies Corp.	4,210	138,341
Kadant, Inc.	1,829	78,080
Kennametal, Inc.	11,351	406,252
Key Technology, Inc. (a)	998	12,774
Kimball International, Inc., Class B	4,589	41,852
Lincoln Electric Holdings, Inc.	11,145	770,008
Lindsay Corp. (b)	1,910	163,763
Lydall, Inc. (a)	3,024	99,248
Manitex International, Inc. (a)	2,717	34,533
The Manitowoc Co., Inc.	19,929	440,431
Materion Corp.	3,097	109,107
Meritor, Inc. (a)	15,080	228,462
MFRI, Inc. (a)	1,937	13,578
The Middleby Corp. (a)	8,396	832,044
Miller Industries, Inc.	1,717	35,696
MSA Safety, Inc.	4,526	240,285
Mueller Industries, Inc.	8,298	283,294
NACCO Industries, Inc., Class A	799	47,429
Navistar International Corp. (a)	10,412	348,594
NN, Inc.	2,760	56,746
Nordson Corp.	8,523	664,453
Oshkosh Corp.	11,659	567,210
PMFG, Inc. (a)	4,561	23,854
Proto Labs, Inc. (a)	3,441	231,098
Spartan Motors, Inc.	4,844	25,479
SPX Corp.	5,969	512,856
Standex International Corp.	1,909	147,489
Sun Hydraulics Corp.	3,649	143,698
Tennant Co.	2,738	197,601
Terex Corp.	16,034	447,028
The Timken Co.	10,770	459,664
TimkenSteel Corp.	5,808	215,070
The Toro Co.	8,332	531,665
Trinity Industries, Inc.	22,679	635,239
Twin Disc, Inc.	1,357	26,950
Wabash National Corp. (a)	10,790	133,364
Wabtec Corp.	14,057	1,221,413
Woodward, Inc.	8,217	404,523

		18,561,631

Industrial Metals & Mining — 0.7%
AK Steel Holding Corp. (a)	23,581	140,071

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Ampco-Pittsburgh Corp.	1,402	$26,988
Carpenter Technology Corp.	7,727	380,555
Century Aluminum Co. (a)	7,937	193,663
Cliffs Natural Resources, Inc. (b)	22,958	163,920
Commercial Metals Co.	17,156	279,471
Friedman Industries, Inc.	2,787	19,537
Globe Specialty Metals, Inc.	9,757	168,113
Handy & Harman Ltd. (a)	780	35,903
Haynes International, Inc.	1,874	90,889
Horsehead Holding Corp. (a)	8,576	135,758
Kaiser Aluminum Corp.	2,717	194,075
McEwen Mining, Inc. (a)	39,235	43,551
Noranda Aluminum Holding Corp.	10,483	36,900
Olympic Steel, Inc.	1,597	28,395
Reliance Steel & Aluminum Co.	11,249	689,226
RTI International Metals, Inc. (a)	4,899	123,749
Steel Dynamics, Inc.	32,856	648,577
Synalloy Corp.	2,147	37,809
United States Steel Corp.	21,421	572,798
Universal Stainless & Alloy Products, Inc. (a)	1,302	32,745
Uranium Energy Corp. (a)(b)	19,733	34,533
Worthington Industries, Inc.	7,462	224,532

		4,301,758

Industrial Transportation — 1.5%
Air Lease Corp.	13,461	461,847
Air Transport Services Group, Inc. (a)	8,433	72,186
Aircastle Ltd.	9,655	206,327
ArcBest Corp.	3,738	173,331
Atlas Air Worldwide Holdings, Inc. (a)	3,637	179,304
Baltic Trading Ltd.	8,240	20,682
CAI International, Inc. (a)	2,930	67,976
Celadon Group, Inc.	3,676	83,408
Con-way, Inc.	8,242	405,341
Covenant Transportation Group, Inc., Class A (a)	1,989	53,922
Echo Global Logistics, Inc. (a)	2,581	75,365
Forward Air Corp.	4,305	216,843
FRP Holdings, Inc. (a)	1,004	39,367
Genesee & Wyoming, Inc., Class A (a)	7,559	679,705
Heartland Express, Inc.	7,267	196,282
Hub Group, Inc., Class A (a)	5,073	193,180
JB Hunt Transport Services, Inc.	13,339	1,123,811
Kirby Corp. (a)	8,365	675,390
Knight Transportation, Inc.	8,454	284,562
Landstar System, Inc.	6,377	462,524
Marten Transport Ltd.	3,567	77,975
Matson, Inc.	6,067	209,433
Old Dominion Freight Line, Inc. (a)	10,049	780,204

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Industrial Transportation (concluded)
PAM Transportation Services, Inc. (a)	840	$43,546
PHH Corp. (a)	8,287	198,556
Quality Distribution, Inc. (a)	5,040	53,626
Rand Logistics, Inc. (a)	5,032	19,876
Roadrunner Transportation Systems, Inc. (a)	4,005	93,517
Saia, Inc. (a)	3,719	205,884
Swift Transportation Co. (a)	12,742	364,803
TAL International Group, Inc. (a)	5,188	226,041
Teekay Corp.	5,878	299,131
Textainer Group Holdings Ltd.	2,471	84,805
Universal Truckload Services, Inc.	912	26,001
USA Truck, Inc. (a)	1,622	46,065
UTI Worldwide, Inc. (a)	13,413	161,895
Werner Enterprises, Inc.	5,884	183,287
Wesco Aircraft Holdings, Inc. (a)	7,972	111,449
Willis Lease Finance Corp. (a)	1,351	29,587
World Fuel Services Corp.	10,958	514,259
XPO Logistics, Inc. (a)	8,134	332,518
YRC Worldwide, Inc. (a)	4,194	94,323

		9,828,134

Leisure Goods — 0.9%
Activision Blizzard, Inc.	71,539	1,441,511
Arctic Cat, Inc.	2,143	76,077
Black Diamond, Inc. (a)	4,738	41,458
Brunswick Corp.	13,454	689,652
Callaway Golf Co.	11,826	91,060
Drew Industries, Inc. (a)	3,266	166,795
DTS, Inc. (a)	2,922	89,851
Escalade, Inc.	2,070	31,236
Glu Mobile, Inc. (a)	16,419	64,034
GoPro, Inc., Class A (a)(b)	3,685	232,966
LeapFrog Enterprises, Inc. (a)	9,036	42,650
Marine Products Corp.	2,700	22,788
Nautilus, Inc. (a)	5,339	81,046
Polaris Industries, Inc.	8,843	1,337,415
Pool Corp.	6,348	402,717
RealD, Inc. (a)	7,446	87,863
Skullcandy, Inc. (a)	3,869	35,556
Take-Two Interactive Software, Inc. (a)	12,579	352,589
Thor Industries, Inc.	6,530	364,831
TiVo, Inc. (a)	17,551	207,804
Universal Electronics, Inc. (a)	2,531	164,591
Winnebago Industries, Inc.	4,475	97,376

		6,121,866

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,862	317,062
Amerisafe, Inc.	3,237	137,119

Common Stocks	Shares	Value

Life Insurance (concluded)
Atlantic American Corp.	2,927	$11,796
Citizens, Inc. (a)	8,213	62,419
CNO Financial Group, Inc.	29,300	504,546
eHealth, Inc. (a)	2,920	72,766
Employers Holdings, Inc.	4,842	113,835
FBL Financial Group, Inc., Class A	1,432	83,099
Independence Holding Co.	2,198	30,662
Kansas City Life Insurance Co.	643	30,883
National Western Life Insurance Co., Class A	341	91,814
The Phoenix Cos., Inc. (a)	1,034	71,212
Primerica, Inc.	7,800	423,228
Protective Life Corp.	11,432	796,239
StanCorp Financial Group, Inc.	5,980	417,763
Symetra Financial Corp.	13,577	312,950

		3,477,393

Media — 4.1%
Acxiom Corp. (a)	11,392	230,916
AH Belo Corp.	3,599	37,358
AMC Networks, Inc., Class A (a)	9,002	574,058
Ascent Capital Group, Inc., Class A (a)	2,129	112,688
Bankrate, Inc. (a)	9,127	113,449
Beasley Broadcasting Group, Inc., Class A	784	4,006
Charter Communications, Inc., Class A (a)	11,188	1,864,145
Clear Channel Outdoor Holdings, Inc., Class A	6,448	68,284
ComScore, Inc. (a)	5,488	254,808
Constant Contact, Inc. (a)	4,980	182,766
Courier Corp.	2,399	35,793
Crown Media Holdings, Inc., Class A (a)	8,667	30,681
CSS Industries, Inc.	1,461	40,382
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	18,856	79,761
Dex Media, Inc. (a)	1,243	11,150
DISH Network Corp., Class A (a)	30,936	2,254,925
Dolby Laboratories, Inc., Class A	6,244	269,241
DreamWorks Animation SKG, Inc., Class A (a)	10,669	238,239
Emmis Communications Corp., Class A (a)	10,615	19,850
Entercom Communications Corp., Class A (a)	3,775	45,904
Entravision Communications Corp., Class A	9,442	61,184
EW Scripps Co. (a)	5,048	112,823
FactSet Research Systems, Inc.	5,659	796,504
Global Eagle Entertainment, Inc. (a)	4,668	63,531

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Media (continued)
Graham Holdings Co., Class B	641	$553,638
Gray Television, Inc. (a)	7,885	88,312
Groupon, Inc. (a)	59,764	493,651
Harte-Hanks, Inc.	6,749	52,237
IHS, Inc., Class A (a)	9,344	1,064,095
John Wiley & Sons, Inc., Class A	6,562	388,733
Journal Communications, Inc., Class A (a)	6,809	77,827
Lee Enterprises, Inc. (a)	5,134	18,893
Liberty Global PLC (a)	87,630	4,233,405
Liberty Global PLC, Class A (a)	35,909	1,802,811
Liberty Interactive Corp., Series A (a)	68,486	2,014,858
Liberty Media Corp., Class A (a)	14,534	512,614
Liberty Media Corp., Class C (a)	29,341	1,027,815
Liberty Ventures, Series A (a)	20,301	765,754
Lions Gate Entertainment Corp.	11,776	377,068
Live Nation Entertainment, Inc. (a)	21,499	561,339
Local Corp. (a)	13,417	13,954
Marchex, Inc., Class B	5,246	24,079
Martha Stewart Living Omnimedia, Class A (a)	6,396	27,567
The McClatchy Co., Class A (a)	10,903	36,198
Media General, Inc. (a)	11,628	194,536
Meredith Corp.	5,493	298,380
Morningstar, Inc.	2,925	189,277
National CineMedia, Inc.	10,222	146,890
New Media Investment Group, Inc.	3,113	73,560
The New York Times Co., Class A	18,910	249,990
Nexstar Broadcasting Group, Inc., Class A	4,695	243,154
Pandora Media, Inc. (a)	26,311	469,125
QuinStreet, Inc. (a)	7,427	45,082
RetailMeNot, Inc. (a)	5,282	77,223
Saga Communications, Inc., Class A	1,186	51,567
Scholastic Corp.	3,799	138,360
Sinclair Broadcast Group, Inc., Class A	10,956	299,756
Sirius XM Holdings, Inc. (a)	374,350	1,310,225
Sizmek, Inc. (a)	4,901	30,680
Spanish Broadcasting System, Inc. (a)	1,474	3,405
SPAR Group, Inc. (a)	3,165	4,431
Starz, Class A (a)	12,355	366,943
TechTarget, Inc. (a)	4,373	49,721
TheStreet, Inc.	13,786	32,811
Time, Inc.	15,923	391,865
Tribune Publishing Co.	2,998	68,654
Value Line, Inc.	1,830	30,470
WebMD Health Corp. (a)	7,311	289,150
XO Group, Inc. (a)	4,623	84,185

Common Stocks	Shares	Value

Media (concluded)
Yelp, Inc. (a)	9,028	$494,102

		27,270,836

Mining — 0.4%
Allied Nevada Gold Corp. (a)(b)	18,252	15,879
Alpha Natural Resources, Inc. (a)	33,676	56,239
Arch Coal, Inc.	32,421	57,709
Cloud Peak Energy, Inc. (a)	9,192	84,383
Coeur Mining, Inc. (a)	16,289	83,237
Compass Minerals International, Inc.	4,861	422,081
General Moly, Inc. (a)	16,768	9,558
Golden Minerals Co. (a)(b)	9,302	5,023
Hecla Mining Co.	55,170	153,924
Molycorp, Inc. (a)(b)	32,220	28,373
Peabody Energy Corp.	39,522	305,900
Royal Gold, Inc.	9,697	608,002
Solitario Exploration & Royalty Corp. (a)	15,315	14,090
Stillwater Mining Co. (a)	18,398	271,186
SunCoke Energy, Inc.	10,366	200,478
Timberline Resources Corp. (a)	1,250	750
U.S. Silica Holdings, Inc.	7,972	204,801
Walter Energy, Inc.	10,822	14,934
Westmoreland Coal Co. (a)	2,842	94,383

		2,630,930

Mobile Telecommunications — 0.7%
Atlantic Tele-Network, Inc.	1,510	102,061
Globalstar, Inc. (a)(b)	32,480	89,320
Iridium Communications, Inc. (a)	12,372	120,627
NTELOS Holdings Corp.	3,146	13,182
ORBCOMM, Inc. (a)	8,002	52,333
SBA Communications Corp., Class A (a)	19,066	2,111,750
Shenandoah Telecommunications Co.	3,515	109,844
Spok Holdings, Inc.	3,740	64,926
Sprint Corp. (a)	114,337	474,499
T-Mobile U.S., Inc. (a)	38,648	1,041,177
Telephone & Data Systems, Inc.	13,697	345,849
Towerstream Corp. (a)(b)	9,963	18,432
United States Cellular Corp. (a)	1,368	54,487

		4,598,487

Nonlife Insurance — 3.4%
Alleghany Corp. (a)	2,394	1,109,619
Allied World Assurance Co. Holdings AG	13,951	529,022
Ambac Financial Group, Inc. (a)	6,424	157,388
American Financial Group, Inc.	10,489	636,892
American National Insurance Co.	539	61,586

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Nonlife Insurance (continued)
AmTrust Financial Services, Inc. (b)	4,351	$244,744
Arch Capital Group Ltd. (a)	18,623	1,100,619
Argo Group International Holdings Ltd.	3,886	215,556
Arthur J Gallagher & Co.	23,297	1,096,823
Aspen Insurance Holdings Ltd.	9,163	401,065
Assured Guaranty Ltd.	23,146	601,565
Axis Capital Holdings Ltd.	14,687	750,359
Baldwin & Lyons, Inc., Class B	1,784	45,992
Brown & Brown, Inc.	17,462	574,674
CNA Financial Corp.	3,267	126,466
Donegal Group, Inc., Class A	1,871	29,899
EMC Insurance Group, Inc.	901	31,949
Endurance Specialty Holdings Ltd.	6,510	389,558
Enstar Group Ltd. (a)	1,419	216,951
Erie Indemnity Co., Class A	3,658	332,037
Everest Re Group Ltd.	6,441	1,096,902
Federated National Holding Co.	2,537	61,294
First Acceptance Corp. (a)	8,599	21,927
First American Financial Corp.	15,711	532,603
Global Indemnity PLC (a)	1,701	48,257
Greenlight Capital Re Ltd. (a)	4,775	155,904
The Hanover Insurance Group, Inc.	6,420	457,874
HCC Insurance Holdings, Inc.	14,084	753,776
HCI Group, Inc.	627	27,111
Hilltop Holdings, Inc. (a)	10,939	218,233
Horace Mann Educators Corp.	6,108	202,663
Infinity Property & Casualty Corp.	1,707	131,883
Kemper Corp.	7,376	266,347
Life Partners Holdings, Inc.	4,344	2,894
Maiden Holdings Ltd.	8,194	104,801
Markel Corp. (a)	2,064	1,409,382
MBIA, Inc. (a)	21,455	204,681
Meadowbrook Insurance Group, Inc.	7,057	59,702
Mercury General Corp.	3,553	201,349
Montpelier Re Holdings Ltd.	5,876	210,478
National General Holdings Corp.	6,931	128,986
National Interstate Corp.	1,767	52,657
The Navigators Group, Inc. (a)	1,693	124,165
Old Republic International Corp.	36,117	528,392
OneBeacon Insurance Group Ltd.	2,550	41,310
PartnerRe Ltd.	6,881	785,329
Platinum Underwriters Holdings Ltd.	3,725	273,489
ProAssurance Corp.	8,465	382,195
Reinsurance Group of America, Inc.	9,791	857,887
RenaissanceRe Holdings Ltd.	5,591	543,557
RLI Corp.	5,342	263,895
Safety Insurance Group, Inc.	2,120	135,701
Selective Insurance Group, Inc.	8,290	225,239

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
State Auto Financial Corp.	2,450	$54,439
State National Cos., Inc.	4,426	53,023
Third Point Reinsurance Ltd. (a)	3,733	54,091
United Fire Group, Inc.	3,306	98,287
United Insurance Holdings Corp.	749	16,441
Universal Insurance Holdings, Inc.	4,997	102,189
Validus Holdings Ltd.	13,376	555,907
W.R. Berkley Corp.	14,728	754,957
White Mountains Insurance Group Ltd.	817	514,800
Willis Group Holdings PLC	25,520	1,143,551

		22,511,312

Oil & Gas Producers — 2.4%
Abraxas Petroleum Corp. (a)	16,317	47,972
Adams Resources & Energy, Inc.	460	22,977
Alon USA Energy, Inc.	3,887	49,248
Apco Oil and Gas International, Inc. (a)	2,992	41,978
Approach Resources, Inc. (a)(b)	5,719	36,544
Barnwell Industries, Inc. (a)	1,930	5,153
Bill Barrett Corp. (a)	7,950	90,550
Bonanza Creek Energy, Inc. (a)	4,674	112,176
BPZ Resources, Inc. (a)	22,864	6,608
California Resources Corp. (a)	45,265	249,410
Callon Petroleum Co. (a)	7,999	43,595
Carrizo Oil & Gas, Inc. (a)	6,520	271,232
Cheniere Energy, Inc. (a)	32,427	2,282,861
Clayton Williams Energy, Inc. (a)	984	62,779
Cobalt International Energy, Inc. (a)	44,584	396,352
Comstock Resources, Inc. (b)	7,198	49,018
Concho Resources, Inc. (a)	16,513	1,647,172
Contango Oil & Gas Co. (a)	2,387	69,796
Continental Resources, Inc. (a)	12,661	485,676
CVR Energy, Inc.	2,530	97,936
Delek U.S. Holdings, Inc.	7,735	211,011
Diamondback Energy, Inc. (a)	7,903	472,441
Eclipse Resources Corp. (a)	4,425	31,108
Emerald Oil, Inc. (a)(b)	10,123	12,148
Energen Corp.	10,795	688,289
Energy XXI Bermuda Ltd. (b)	14,483	47,215
EP Energy Corp., Class A (a)	3,312	34,577
Era Group, Inc. (a)	2,938	62,139
Escalera Resources Co. (a)	6,258	3,254
Evolution Petroleum Corp.	5,834	43,347
EXCO Resources, Inc. (b)	28,887	62,685
FX Energy, Inc. (a)	13,494	20,916
Gastar Exploration, Inc. (a)	10,078	24,288
Goodrich Petroleum Corp. (a)(b)	5,844	25,947
Gulfport Energy Corp. (a)	12,833	535,649
Halcon Resources Corp. (a)(b)	39,882	70,990
Harvest Natural Resources, Inc. (a)	7,655	13,856

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
HollyFrontier Corp.	29,082	$1,089,993
Houston American Energy Corp. (a)	5,104	819
Isramco, Inc. (a)	353	48,714
Kosmos Energy Ltd. (a)	16,595	139,232
Laredo Petroleum, Inc. (a)(b)	10,891	112,722
Magellan Petroleum Corp. (a)	18,301	16,654
Magnum Hunter Resources Corp. (a)(b)	28,161	88,426
Matador Resources Co. (a)	9,966	201,612
Memorial Resource Development Corp. (a)	10,621	191,497
Midstates Petroleum Co., Inc. (a)	5,262	7,946
Miller Energy Resources, Inc. (a)	7,135	8,919
Northern Oil and Gas, Inc. (a)	9,819	55,477
Oasis Petroleum, Inc. (a)	14,918	246,744
Pacific Ethanol, Inc. (a)	3,564	36,816
Panhandle Oil and Gas, Inc.	2,706	62,996
Parsley Energy, Inc., Class A (a)	7,203	114,960
PBF Energy, Inc.	12,709	338,568
PDC Energy, Inc. (a)	5,599	231,071
Penn Virginia Corp. (a)	9,586	64,034
PetroQuest Energy, Inc. (a)	11,732	43,878
Pioneer Energy Services Corp. (a)	10,165	56,314
PostRock Energy Corp. (a)	4,012	1,484
Quicksilver Resources, Inc. (a)	27,437	5,438
Resolute Energy Corp. (a)	11,641	15,366
Rex Energy Corp. (a)	7,757	39,561
Ring Energy, Inc. (a)	2,314	24,297
Rosetta Resources, Inc. (a)	9,456	210,963
RSP Permian, Inc. (a)	4,410	110,867
Sanchez Energy Corp. (a)(b)	7,713	71,654
SandRidge Energy, Inc. (a)(b)	56,754	103,292
SemGroup Corp., Class A	6,691	457,597
SM Energy Co.	10,049	387,690
Stone Energy Corp. (a)	8,175	137,994
Swift Energy Co. (a)(b)	6,841	27,706
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	4,457	472,665
Triangle Petroleum Corp. (a)(b)	10,105	48,302
Ultra Petroleum Corp. (a)(b)	23,153	304,693
Vaalco Energy, Inc. (a)	9,110	41,542
W&T Offshore, Inc.	5,629	41,317
Warren Resources, Inc. (a)	13,542	21,803
Western Refining, Inc.	10,008	378,102
Whiting Petroleum Corp. (a)	24,601	811,833
WPX Energy, Inc. (a)	30,349	352,959
ZaZa Energy Corp. (a)	1	2
Zion Oil & Gas, Inc. (a)	12,444	17,048

		15,670,460

Oil Equipment, Services & Distribution — 1.8%
Basic Energy Services, Inc. (a)	5,297	37,132

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (continued)
Bristow Group, Inc.	5,153	$339,016
C&J Energy Services, Inc. (a)	7,389	97,609
CARBO Ceramics, Inc.	2,969	118,908
Chart Industries, Inc. (a)	4,432	151,574
Civeo Corp.	16,120	66,253
Core Laboratories NV	6,458	777,156
Dakota Plains Holdings, Inc. (a)	11,167	19,654
Dawson Geophysical Co.	1,311	16,034
DHT Holdings, Inc.	9,761	71,353
Dresser-Rand Group, Inc. (a)	11,487	939,637
Dril-Quip, Inc. (a)	5,938	455,623
Exterran Holdings, Inc.	9,039	294,491
Flotek Industries, Inc. (a)	7,402	138,639
Forum Energy Technologies, Inc. (a)	9,191	190,529
Frank's International NV	1,985	33,011
Geospace Technologies Corp. (a)	2,032	53,848
Glori Energy, Inc. (a)(b)	3,868	16,168
Gulf Island Fabrication, Inc.	1,934	37,500
Gulfmark Offshore, Inc., Class A	3,659	89,353
Helix Energy Solutions Group, Inc. (a)	14,959	324,610
Hercules Offshore, Inc. (a)(b)	24,567	24,567
Hornbeck Offshore Services, Inc. (a)	5,026	125,499
ION Geophysical Corp. (a)	21,270	58,493
Key Energy Services, Inc. (a)	19,538	32,628
Matrix Service Co. (a)	4,402	98,253
McDermott International, Inc. (a)	35,472	103,224
merican realtyaAtwood Oceanics, Inc. (a)	8,724	247,500
Mitcham Industries, Inc. (a)	2,357	13,977
MRC Global, Inc. (a)	15,474	234,431
Natural Gas Services Group, Inc. (a)	2,416	55,665
Newpark Resources, Inc. (a)	13,319	127,063
NOW, Inc. (a)(b)	15,925	409,750
Oceaneering International, Inc.	15,406	906,027
OGE Energy Corp.	29,151	1,034,278
Oil States International, Inc. (a)	8,164	399,220
Par Petroleum Corp. (a)	1,522	24,733
Paragon Offshore PLC (b)	12,673	35,104
Parker Drilling Co. (a)	19,733	60,580
Patterson-UTI Energy, Inc.	21,247	352,488
PHI, Inc. (a)	2,122	79,363
Rowan Cos. PLC, Class A	18,357	428,085
RPC, Inc.	9,161	119,459
SEACOR Holdings, Inc. (a)	2,751	203,051
Seventy Seven Energy, Inc. (a)	5,432	29,387
Superior Energy Services, Inc.	22,678	456,962
Tesco Corp.	4,864	62,356
TETRA Technologies, Inc. (a)	12,273	81,984
Tidewater, Inc.	7,273	235,718

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
Unit Corp. (a)	6,614	$225,537
Weatherford International PLC (a)	112,754	1,291,033
Willbros Group, Inc. (a)	6,727	42,178

		11,866,691

Personal Goods — 1.2%
American Apparel, Inc. (a)(b)	13,016	13,406
Carter's, Inc.	7,900	689,749
Cherokee, Inc.	2,419	46,832
Columbia Sportswear Co.	3,550	158,117
Coty, Inc., Class A (a)	8,205	169,515
Crocs, Inc. (a)	13,180	164,618
Culp, Inc.	1,628	35,295
Deckers Outdoor Corp. (a)	5,161	469,857
Elizabeth Arden, Inc. (a)	3,743	80,063
G-III Apparel Group Ltd. (a)	2,558	258,384
Hanesbrands, Inc.	14,525	1,621,281
Helen of Troy Ltd. (a)	4,069	264,729
Iconix Brand Group, Inc. (a)	7,394	249,843
Inter Parfums, Inc.	2,513	68,982
Kate Spade & Co. (a)	18,772	600,892
Lakeland Industries, Inc. (a)(b)	2,101	19,686
Lululemon Athletica, Inc. (a)	15,343	855,986
Movado Group, Inc.	2,713	76,968
Nu Skin Enterprises, Inc., Class A	8,666	378,704
Orchids Paper Products Co.	1,530	44,538
Oxford Industries, Inc.	2,293	126,597
Perry Ellis International, Inc. (a)	2,072	53,727
Quiksilver, Inc. (a)	20,298	44,859
Revlon, Inc., Class A (a)	2,114	72,214
Rocky Brands, Inc.	1,306	17,318
Sequential Brands Group, Inc. (a)	2,945	38,491
Skechers U.S.A., Inc., Class A (a)	6,023	332,771
Steven Madden Ltd. (a)	8,659	275,616
Tumi Holdings, Inc. (a)	7,379	175,104
Unifi, Inc. (a)	2,706	80,449
Vera Bradley, Inc. (a)	3,446	70,229
Vince Holding Corp. (a)	1,692	44,229
Weyco Group, Inc.	882	26,169
Wolverine World Wide, Inc.	15,103	445,085

		8,070,303

Pharmaceuticals & Biotechnology — 6.2%
ACADIA Pharmaceuticals, Inc. (a)	11,962	379,794
Accelerate Diagnostics, Inc. (a)(b)	2,479	47,572
Acceleron Pharma, Inc. (a)	948	36,934
AcelRx Pharmaceuticals, Inc. (a)	2,300	15,479
Achillion Pharmaceuticals, Inc. (a)	14,369	176,020
Acorda Therapeutics, Inc. (a)	6,488	265,165
Acura Pharmaceuticals, Inc. (a)	11,590	5,216
Adamis Pharmaceuticals Corp. (a)	2,938	18,127
Advaxis, Inc. (a)	4,185	33,522
Aegerion Pharmaceuticals, Inc. (a)	4,247	88,932

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Aerie Pharmaceuticals, Inc. (a)	1,998	$58,322
Affymetrix, Inc. (a)	12,654	124,895
Agenus, Inc. (a)	13,328	52,912
Agios Pharmaceuticals, Inc. (a)	1,366	153,047
Akorn, Inc. (a)	10,916	395,159
Albany Molecular Research, Inc. (a)	4,097	66,699
Alder Biopharmaceuticals, Inc. (a)	682	19,839
Alimera Sciences, Inc. (a)	2,788	15,446
Alkermes PLC (a)	21,500	1,259,040
Alnylam Pharmaceuticals, Inc. (a)	9,732	944,004
AMAG Pharmaceuticals, Inc. (a)	3,609	153,816
Amicus Therapeutics, Inc. (a)	10,084	83,899
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	30,534
Anacor Pharmaceuticals, Inc. (a)	5,912	190,662
ANI Pharmaceuticals, Inc. (a)	1,511	85,205
Apricus Biosciences, Inc. (a)(b)	16,528	16,528
Aratana Therapeutics, Inc. (a)	2,798	49,860
Arena Pharmaceuticals, Inc. (a)	36,143	125,416
Ariad Pharmaceuticals, Inc. (a)	30,171	207,275
Arqule, Inc. (a)	20,616	25,152
Array BioPharma, Inc. (a)	21,612	102,225
Arrowhead Research Corp. (a)(b)	6,836	50,450
Atara Biotherapeutics, Inc. (a)	416	11,128
Athersys, Inc. (a)	12,887	20,361
Auspex Pharmaceuticals, Inc. (a)	1,686	88,481
Auxilium Pharmaceuticals, Inc. (a)	7,679	264,042
Avalanche Biotechnologies, Inc. (a)	615	33,210
AVANIR Pharmaceuticals, Inc. (a)	27,051	458,514
Bio Path Holdings, Inc. (a)(b)	6,899	18,351
Bio-Techne Corp.	5,373	496,465
BioCryst Pharmaceuticals, Inc. (a)	10,728	130,452
BioDelivery Sciences International, Inc. (a)	7,090	85,222
BioMarin Pharmaceutical, Inc. (a)	21,654	1,957,522
Biota Pharmaceuticals, Inc. (a)	9,894	22,163
Biotime, Inc. (a)(b)	11,313	42,198
Bluebird Bio, Inc. (a)	2,803	257,091
Calithera Biosciences, Inc. (a)	1,170	23,634
CASI Pharmaceuticals, Inc. (a)	7,740	10,294
Catalent, Inc. (a)	6,148	171,406
Catalyst Pharmaceutical Partners, Inc. (a)	9,877	29,335
Cel-Sci Corp. (a)	14,672	8,524
Celladon Corp. (a)	909	17,753
Celldex Therapeutics, Inc. (a)	13,467	245,773
Cempra, Inc. (a)	2,733	64,253
Cerus Corp. (a)	13,853	86,443
Charles River Laboratories International, Inc. (a)	7,090	451,208
Chimerix, Inc. (a)	4,532	182,458
Cleveland Biolabs, Inc. (a)	20,827	5,936

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Clovis Oncology, Inc. (a)	4,492	$251,552
Columbia Laboratories, Inc. (a)	4,676	26,186
Corcept Therapeutics, Inc. (a)	16,222	48,666
Coronado Biosciences, Inc. (a)	6,807	16,609
CTI BioPharma Corp. (a)	30,486	71,947
Cubist Pharmaceuticals, Inc. (a)	11,286	1,135,936
Cumberland Pharmaceuticals, Inc. (a)	4,500	27,000
Curis, Inc. (a)	24,444	36,666
Cytokinetics, Inc. (a)	7,734	61,949
Cytori Therapeutics, Inc. (a)(b)	19,551	9,555
CytRx Corp. (a)(b)	9,758	26,737
Depomed, Inc. (a)	9,510	153,206
Dermira, Inc. (a)	1,540	27,889
Dicerna Pharmaceuticals, Inc. (a)	1,097	18,068
Discovery Laboratories, Inc. (a)	22,340	25,914
Durect Corp. (a)	26,685	21,060
Dyax Corp. (a)	21,301	299,492
Dynavax Technologies Corp. (a)	5,246	88,448
Emergent Biosolutions, Inc. (a)	4,834	131,630
Enanta Pharmaceuticals, Inc. (a)	1,103	56,088
Endo International PLC (a)	21,903	1,579,644
Endocyte, Inc. (a)	6,241	39,256
Enzo Biochem, Inc. (a)	8,028	35,644
Epizyme, Inc. (a)	1,203	22,701
Esperion Therapeutics, Inc. (a)	903	36,517
Exact Sciences Corp. (a)(b)	12,831	352,083
Exelixis, Inc. (a)(b)	33,152	47,739
FibroGen, Inc. (a)	1,149	31,414
Five Prime Therapeutics, Inc. (a)	824	22,248
Foundation Medicine, Inc. (a)(b)	2,210	49,106
Galena Biopharma, Inc. (a)(b)	24,162	36,485
Genomic Health, Inc. (a)	3,102	99,171
GenVec, Inc. (a)	8,267	17,691
Geron Corp. (a)	25,126	81,660
GTx, Inc. (a)(b)	17,845	13,027
Halozyme Therapeutics, Inc. (a)	16,853	162,631
Harvard Bioscience, Inc. (a)	8,239	46,715
Hemispherx Biopharma, Inc. (a)	9,683	2,421
Heron Therapeutics, Inc. (a)	1,979	19,909
Horizon Pharma PLC (a)	9,385	120,973
Hyperion Therapeutics, Inc. (a)	1,275	30,600
Idera Pharmaceuticals, Inc. (a)(b)	13,765	60,704
IGI Laboratories, Inc. (a)	2,837	24,966
Illumina, Inc. (a)	20,585	3,799,579
Immunogen, Inc. (a)	13,864	84,570
Immunomedics, Inc. (a)	17,696	84,941
Impax Laboratories, Inc. (a)	10,155	321,710
INC Research Holdings, Inc., Class A (a)	1,218	31,290
Incyte Corp. Ltd. (a)	22,570	1,650,093
Infinity Pharmaceuticals, Inc. (a)	7,013	118,450
Inovio Pharmaceuticals, Inc. (a)(b)	9,511	87,311

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Insmed, Inc. (a)	6,623	$102,458
Insys Therapeutics, Inc. (a)	989	41,696
Intercept Pharmaceuticals, Inc. (a)	1,827	285,012
Intrexon Corp. (a)(b)	4,064	111,882
Ironwood Pharmaceuticals, Inc. (a)	19,090	292,459
Isis Pharmaceuticals, Inc. (a)	17,362	1,071,930
IsoRay, Inc. (a)	10,055	14,680
Jazz Pharmaceuticals PLC (a)	8,478	1,388,103
Karyopharm Therapeutics, Inc. (a)	1,473	55,134
Keryx Biopharmaceuticals, Inc. (a)(b)	14,228	201,326
Kite Pharma, Inc. (a)(b)	1,295	74,683
KYTHERA Biopharmaceuticals, Inc. (a)	2,175	75,429
La Jolla Pharmaceutical Co. (a)	1,280	23,616
Lannett Co., Inc. (a)	4,175	179,024
Lexicon Pharmaceuticals, Inc. (a)	43,307	39,405
Ligand Pharmaceuticals, Inc., Class B (a)	2,972	158,140
Luminex Corp. (a)	6,305	118,282
MacroGenics, Inc. (a)	477	16,728
MannKind Corp. (a)(b)	37,112	193,539
Medgenics, Inc. (a)	3,825	19,355
The Medicines Co. (a)	10,184	281,791
Medivation, Inc. (a)	11,370	1,132,566
Merrimack Pharmaceuticals, Inc. (a)	12,795	144,584
MiMedx Group, Inc. (a)	11,683	134,705
Momenta Pharmaceuticals, Inc. (a)	8,170	98,367
Myriad Genetics, Inc. (a)	10,767	366,724
Nanosphere, Inc. (a)	18,468	7,241
Nektar Therapeutics (a)	20,082	311,271
Neuralstem, Inc. (a)(b)	17,361	47,222
Neurocrine Biosciences, Inc. (a)	11,221	250,677
NewLink Genetics Corp. (a)(b)	2,552	101,442
Northwest Biotherapeutics, Inc. (a)(b)	5,743	30,725
Novavax, Inc. (a)	37,613	223,045
NPS Pharmaceuticals, Inc. (a)	14,701	525,855
Omeros Corp. (a)(b)	4,207	104,249
OncoMed Pharmaceuticals, Inc. (a)	799	17,386
Oncothyreon, Inc. (a)	17,944	34,094
Ophthotech Corp. (a)	1,149	51,556
Opko Health, Inc. (a)(b)	35,588	355,524
Orexigen Therapeutics, Inc. (a)(b)	18,080	109,565
Organovo Holdings, Inc. (a)(b)	9,316	67,541
Osiris Therapeutics, Inc. (a)	3,311	52,943
Otonomy, Inc. (a)	1,767	58,894
OvaScience, Inc. (a)	1,854	81,984
Pacific Biosciences of California, Inc. (a)	10,142	79,513

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Pacira Pharmaceuticals, Inc. (a)	5,453	$483,463
Pain Therapeutics, Inc. (a)	8,736	17,734
Palatin Technologies, Inc. (a)	16,279	11,884
Paratek Pharmaceuticals, Inc.	1,099	42,366
PDL BioPharma, Inc.	24,747	190,799
Peregrine Pharmaceuticals, Inc. (a)(b)	35,720	49,651
Pernix Therapeutics Holdings (a)	4,089	38,396
Pfenex, Inc. (a)	1,203	8,806
Pharmacyclics, Inc. (a)	8,998	1,100,095
PharmAthene, Inc. (a)(b)	7,974	14,433
Portola Pharmaceuticals, Inc. (a)	5,525	156,468
Pozen, Inc. (a)	5,597	44,776
PRA Health Sciences, Inc. (a)	2,490	60,308
Prestige Brands Holdings, Inc. (a)	8,281	287,516
Progenics Pharmaceuticals, Inc. (a)	11,869	89,730
Prothena Corp. PLC (a)	3,641	75,587
pSivida Corp. (a)	3,781	15,540
PTC Therapeutics, Inc. (a)	2,863	148,218
Puma Biotechnology, Inc. (a)	2,972	562,510
Quintiles Transnational Holdings, Inc. (a)	9,285	546,608
Radius Health, Inc. (a)	1,085	42,217
Raptor Pharmaceutical Corp. (a)	11,056	116,309
Receptos, Inc. (a)	4,377	536,226
Regulus Therapeutics, Inc. (a)	2,870	46,035
Relypsa, Inc. (a)	1,263	38,900
Repligen Corp. (a)	5,025	99,495
Repros Therapeutics, Inc. (a)	4,528	45,144
Retrophin, Inc. (a)	2,968	36,328
Revance Therapeutics, Inc. (a)	1,448	24,529
Rexahn Pharmaceuticals, Inc. (a)	36,171	25,320
Rigel Pharmaceuticals, Inc. (a)	16,778	38,086
Sage Therapeutics, Inc. (a)	726	26,572
Sagent Pharmaceuticals, Inc. (a)	3,816	95,820
Salix Pharmaceuticals Ltd. (a)	9,366	1,076,528
Sangamo Biosciences, Inc. (a)	10,912	165,972
Sarepta Therapeutics, Inc. (a)(b)	6,277	90,828
Sciclone Pharmaceuticals, Inc. (a)	8,444	73,969
Seattle Genetics, Inc. (a)	14,971	481,018
Sequenom, Inc. (a)	22,329	82,617
Sorrento Therapeutics, Inc. (a)	3,711	37,370
Spectrum Pharmaceuticals, Inc. (a)	11,101	76,930
StemCells, Inc. (a)	19,530	18,339
Stemline Therapeutics, Inc. (a)	1,170	19,960
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	45,439
Sunesis Pharmaceuticals, Inc. (a)	5,806	14,805
Supernus Pharmaceuticals, Inc. (a)	2,387	19,812
Synageva BioPharma Corp. (a)	3,356	311,403

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Synergy Pharmaceuticals, Inc. (a)	10,996	$33,538
Synta Pharmaceuticals Corp. (a)	15,752	41,743
Synthetic Biologics, Inc. (a)	11,059	16,146
Tetraphase Pharmaceuticals, Inc. (a)	3,292	130,725
TG Therapeutics, Inc. (a)	4,221	66,861
TherapeuticsMD, Inc. (a)	14,814	65,922
Theravance Biopharma, Inc. (a)(b)	3,971	59,247
Theravance, Inc. (b)	12,381	175,191
Threshold Pharmaceuticals, Inc. (a)	12,218	38,853
Trovagene, Inc. (a)	3,761	16,172
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	3,425	150,289
United Therapeutics Corp. (a)	6,963	901,639
Vanda Pharmaceuticals, Inc. (a)(b)	6,032	86,378
Vical, Inc. (a)	29,769	31,257
Vitae Pharmaceuticals, Inc. (a)	635	10,566
Vital Therapies, Inc. (a)	579	14,434
Vivus, Inc. (a)(b)	17,507	50,420
Xencor Inc. (a)	1,425	22,857
XenoPort, Inc. (a)	10,358	90,840
XOMA Corp. (a)	14,458	51,904
ZIOPHARM Oncology, Inc. (a)(b)	17,961	91,062
ZS Pharma, Inc. (a)(b)	860	35,750

		41,050,208

Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,845	268,735
Altisource Portfolio Solutions SA (a)(b)	2,384	80,555
American Realty Investors, Inc. (a)	1,631	8,905
AV Homes, Inc. (a)	2,544	37,066
BBX Capital Corp. (a)	1,716	28,228
CareTrust REIT, Inc.	6,408	79,011
Columbia Property Trust, Inc.	19,040	482,664
Consolidated-Tomoka Land Co.	1,260	70,308
Forest City Enterprises, Inc., Class A (a)	24,288	517,334
Forestar Group, Inc. (a)	5,654	87,072
Gaming and Leisure Properties, Inc.	14,362	421,381
HFF, Inc., Class A	5,216	187,359
The Howard Hughes Corp. (a)	4,827	629,537
Jones Lang LaSalle, Inc.	6,765	1,014,277
Kennedy-Wilson Holdings, Inc.	10,998	278,249
Maui Land & Pineapple Co., Inc. (a)	5,106	30,994
Nationstar Mortgage Holdings, Inc. (a)	3,601	101,512
RE/MAX Holdings, Inc., Class A	444	15,207
Realogy Holdings Corp. (a)	22,146	985,276

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
Reis, Inc.	1,837	$48,074
The St. Joe Co. (a)	13,438	247,125
Tejon Ranch Co. (a)	2,659	78,334
Trulia, Inc. (a)	5,276	242,854
Zillow, Inc. Class A (a)	3,855	408,206

		6,348,263

Real Estate Investment Trusts (REITs) — 9.1%
Acadia Realty Trust	8,458	270,910
Agree Realty Corp.	3,375	104,929
Alexander's, Inc.	344	150,390
Alexandria Real Estate Equities, Inc.	10,646	944,726
Altisource Residential Corp.	9,073	176,016
American Assets Trust, Inc.	5,207	207,291
American Campus Communities, Inc.	15,864	656,135
American Capital Agency Corp.	54,204	1,183,273
American Capital Mortgage Investment Corp.	9,236	174,006
American Homes 4 Rent, Class A	20,595	350,733
American Realty Capital Properties, Inc.	140,310	1,269,805
Annaly Capital Management, Inc.	138,586	1,498,115
Anworth Mortgage Asset Corp.	19,542	102,596
Apollo Commercial Real Estate Finance, Inc.	8,159	133,481
Apollo Residential Mortgage, Inc.	5,765	90,914
Arbor Realty Trust, Inc.	9,585	64,890
Arlington Asset Investment Corp.	1,883	50,107
ARMOUR Residential REIT, Inc.	59,489	218,920
Ashford Hospitality Prime, Inc.	3,025	51,909
Ashford Hospitality Trust, Inc.	12,545	131,472
Associated Estates Realty Corp.	10,239	237,647
Aviv REIT, Inc.	4,511	155,539
BioMed Realty Trust, Inc.	29,081	626,405
Blackstone Mortgage Trust, Inc., Class A	7,489	218,229
Bluerock Residential Growth REIT, Inc.	1,185	14,730
Brandywine Realty Trust	23,241	371,391
Brixmor Property Group, Inc.	19,721	489,870
BRT Realty Trust (a)	3,601	25,135
Camden Property Trust	12,650	934,076
Campus Crest Communities, Inc.	10,740	78,509
Capstead Mortgage Corp.	13,114	161,040
CBL & Associates Properties, Inc.	25,753	500,123
Cedar Realty Trust, Inc.	12,109	88,880
Chambers Street Properties	36,585	294,875
Chatham Lodging Trust	5,995	173,675
Chesapeake Lodging Trust	8,583	319,373
Chimera Investment Corp.	167,487	532,609
CIM Commercial Trust Corp.	2,227	33,427

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Colony Financial, Inc.	14,537	$346,271
Coresite Realty Corp.	3,504	136,831
Corporate Office Properties Trust	13,407	380,357
Cousins Properties, Inc.	27,054	308,957
CubeSmart	19,811	437,229
CyrusOne, Inc.	3,296	90,805
CYS Investments, Inc.	27,099	236,303
DCT Industrial Trust, Inc.	11,926	425,281
DDR Corp.	43,400	796,824
DiamondRock Hospitality Co.	28,241	419,944
Digital Realty Trust, Inc.	20,186	1,338,332
Douglas Emmett, Inc.	20,008	568,227
Duke Realty Corp.	49,363	997,133
DuPont Fabros Technology, Inc.	10,020	333,065
EastGroup Properties, Inc.	4,779	302,606
Education Realty Trust, Inc.	5,688	208,124
Empire State Realty Trust, Inc., Class A	14,404	253,222
EPR Properties	8,521	491,065
Equity Commonwealth	16,555	424,967
Equity Lifestyle Properties, Inc.	12,725	655,974
Equity One, Inc.	8,953	227,048
Excel Trust, Inc.	11,118	148,870
Extra Space Storage, Inc.	16,748	982,103
Federal Realty Investment Trust	9,967	1,330,196
FelCor Lodging Trust, Inc.	19,363	209,508
First Industrial Realty Trust, Inc.	15,801	324,869
First Potomac Realty Trust	10,450	129,162
Franklin Street Properties Corp.	14,004	171,829
Geo Group, Inc.	10,503	423,901
Getty Realty Corp.	4,945	90,048
Gladstone Commercial Corp.	6,637	113,957
Glimcher Realty Trust	23,212	318,933
Government Properties Income Trust	8,160	187,762
Gramercy Property Trust, Inc.	16,896	116,582
Hatteras Financial Corp.	14,923	275,031
Healthcare Realty Trust, Inc.	14,365	392,452
Healthcare Trust of America, Inc., Class A	12,909	347,768
Hersha Hospitality Trust	30,134	211,842
Highwoods Properties, Inc.	13,243	586,400
Home Properties, Inc.	8,866	581,610
Hospitality Properties Trust	22,405	694,555
Hudson Pacific Properties, Inc.	9,641	289,808
Independence Realty Trust, Inc.	2,241	20,864
Inland Real Estate Corp.	13,981	153,092
Invesco Mortgage Capital, Inc.	19,909	307,793
Investors Real Estate Trust	18,496	151,112
iStar Financial, Inc. (a)	11,282	153,999
Kilroy Realty Corp.	12,656	874,150
Kite Realty Group Trust	7,321	210,406
Lamar Advertising Co., Class A	10,357	555,549

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	15,451	$625,302
Lexington Realty Trust	29,464	323,515
Liberty Property Trust	21,892	823,796
LTC Properties, Inc.	5,603	241,882
Mack-Cali Realty Corp.	12,852	244,959
Medical Properties Trust, Inc.	26,239	361,573
MFA Financial, Inc.	52,191	417,006
Mid-America Apartment Communities, Inc.	11,511	859,641
Monmouth Real Estate Investment Corp., Class A	11,645	128,910
National Health Investors, Inc.	4,453	311,532
National Retail Properties, Inc.	18,515	728,936
New Residential Investment Corp.	8,819	112,619
New Senior Investment Group, Inc. (b)	9,524	156,670
New York Mortgage Trust, Inc.	18,994	146,444
New York REIT, Inc.	17,006	180,094
Newcastle Investment Corp.	9,524	42,763
NorthStar Realty Finance Corp.	30,016	527,681
Omega Healthcare Investors, Inc.	19,201	750,183
One Liberty Properties, Inc.	3,179	75,247
Outfront Media, Inc.	20,084	539,055
Parkway Properties, Inc.	11,089	203,927
Pebblebrook Hotel Trust	9,764	445,531
Pennsylvania Real Estate Investment Trust	10,676	250,459
PennyMac Mortgage Investment Trust (c)	10,450	220,391
Physicians Realty Trust	2,182	36,221
Piedmont Office Realty Trust, Inc., Class A	23,343	439,782
Post Properties, Inc.	8,052	473,216
Potlatch Corp.	6,073	254,277
PS Business Parks, Inc.	2,968	236,075
RAIT Financial Trust	9,876	75,749
Ramco-Gershenson Properties Trust	11,192	209,738
Rayonier, Inc.	18,813	525,635
Realty Income Corp.	32,933	1,571,233
Redwood Trust, Inc.	12,734	250,860
Regency Centers Corp.	13,766	877,995
Resource Capital Corp.	24,290	122,422
Retail Opportunity Investments Corp.	13,711	230,208
Retail Properties of America, Inc., Class A	26,354	439,848
RLJ Lodging Trust	17,926	601,059
Rouse Properties, Inc.	5,638	104,416
Sabra Health Care REIT, Inc.	7,937	241,047
Saul Centers, Inc.	2,852	163,106
Senior Housing Properties Trust	30,472	673,736
Silver Bay Realty Trust Corp.	6,204	102,738

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
SL Green Realty Corp.	14,068	$1,674,373
Sovran Self Storage, Inc.	4,831	421,360
Spirit Realty Capital, Inc.	56,368	670,216
STAG Industrial, Inc.	9,468	231,966
Starwood Property Trust, Inc.	34,796	808,659
Starwood Waypoint Residential Trust	6,388	168,452
Strategic Hotels & Resorts, Inc. (a)	37,440	495,331
Summit Hotel Properties, Inc.	7,025	87,391
Sun Communities, Inc.	6,054	366,025
Sunstone Hotel Investors, Inc.	27,919	460,943
Supertel Hospitality, Inc. (a)	985	2,275
Tanger Factory Outlet Centers	15,165	560,498
Taubman Centers, Inc.	9,446	721,863
Terreno Realty Corp.	6,723	138,695
Two Harbors Investment Corp.	56,276	563,886
UDR, Inc.	37,716	1,162,407
UMH Properties, Inc.	9,986	95,366
United Development Funding IV	4,691	86,033
Universal Health Realty Income Trust	1,725	83,007
Urstadt Biddle Properties, Inc., Class A	3,630	79,424
Walter Investment Management Corp. (a)(b)	5,793	95,642
Washington Prime Group, Inc.	23,415	403,206
Washington Real Estate Investment Trust	9,975	275,908
Weingarten Realty Investors	16,823	587,459
Western Asset Mortgage Capital Corp.	3,070	45,129
WP Carey, Inc.	14,023	983,012

		60,434,870

Software & Computer Services — 6.4%
ACI Worldwide, Inc. (a)	17,414	351,240
Actua Corp. (a)	6,343	117,155
Actuate Corp. (a)	7,062	46,609
Advent Software, Inc.	6,440	197,322
Allscripts Healthcare Solutions, Inc. (a)	24,263	309,839
American Software, Inc., Class A	5,062	46,115
Angie's List, Inc. (a)	7,923	49,360
ANSYS, Inc. (a)	13,472	1,104,704
AOL, Inc. (a)	11,673	538,942
Arista Networks, Inc. (a)(b)	749	45,509
Aspen Technology, Inc. (a)	13,570	475,221
Athenahealth, Inc. (a)	5,631	820,437
Authentidate Holding Corp. (a)	13,517	12,706
Barracuda Networks, Inc. (a)	1,049	37,596
Blackbaud, Inc.	6,868	297,110
Blucora, Inc. (a)	6,758	93,598
Bottomline Technologies, Inc. (a)	6,036	152,590

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Software & Computer Services (continued)
Brightcove, Inc. (a)	2,354	$18,314
BroadSoft, Inc. (a)	4,650	134,943
CACI International, Inc., Class A (a)	3,395	292,581
Cadence Design Systems, Inc. (a)	43,119	817,967
Calix, Inc. (a)	6,241	62,535
Callidus Software, Inc. (a)	7,727	126,182
CDW Corp.	15,150	532,826
ChannelAdvisor Corp. (a)	2,829	61,050
CIBER, Inc. (a)	11,476	40,740
Cogent Communications Group, Inc.	6,813	241,112
CommVault Systems, Inc. (a)	6,399	330,764
Computer Programs & Systems, Inc.	1,810	109,958
Computer Task Group, Inc.	2,432	23,177
Comverse, Inc. (a)	3,640	68,359
Cornerstone OnDemand, Inc. (a)	7,517	264,598
Covisint Corp. (a)	4,614	12,227
Crexendo, Inc. (a)	2,634	4,847
CSG Systems International, Inc.	5,270	132,119
Cvent, Inc. (a)	2,021	56,265
Datalink Corp. (a)	3,557	45,885
DealerTrack Holdings, Inc. (a)	6,632	293,864
Demandware, Inc. (a)	4,556	262,152
DeVry Education Group, Inc.	8,225	390,441
Digimarc Corp.	1,549	42,055
Digital River, Inc. (a)	5,314	131,415
DST Systems, Inc.	4,273	402,303
E2open, Inc. (a)	1,410	13,550
Ebix, Inc. (b)	4,986	84,712
Ellie Mae, Inc. (a)	3,411	137,532
Endurance International Group Holdings, Inc. (a)	4,982	91,818
Envestnet, Inc. (a)	4,798	235,774
EPAM Systems, Inc. (a)	2,646	126,347
EPIQ Systems, Inc.	4,838	82,633
Equinix, Inc.	7,596	1,722,241
Evolving Systems, Inc.	2,275	21,317
Fair Isaac Corp.	4,811	347,835
FalconStor Software, Inc. (a)	16,584	22,223
FireEye, Inc. (a)	5,004	158,026
Forrester Research, Inc.	1,834	72,186
Fortinet, Inc. (a)	20,649	633,098
Gartner, Inc. (a)	12,925	1,088,414
Gigamon, Inc. (a)	2,926	51,878
Gogo, Inc. (a)(b)	7,218	119,314
GSE Systems, Inc. (a)	1,794	2,852
Guidance Software, Inc. (a)	4,351	31,545
Guidewire Software, Inc. (a)	10,363	524,679
The Hackett Group, Inc.	5,104	44,864
IAC/InterActiveCorp	11,345	689,663
iGATE Corp. (a)	4,787	188,991
Immersion Corp. (a)	5,072	48,032

Common Stocks	Shares	Value

Software & Computer Services (continued)
IMS Health Holdings, Inc. (a)	7,784	$199,582
Infoblox, Inc. (a)	7,904	159,740
Informatica Corp. (a)	16,104	614,126
Innodata, Inc. (a)	5,402	15,774
Interactive Intelligence Group, Inc. (a)	2,629	125,929
Internap Network Services Corp. (a)	9,928	79,027
Internet Patents Corp. (a)	1,044	2,861
IntraLinks Holdings, Inc. (a)	6,886	81,943
j2 Global, Inc.	6,861	425,382
The KEYW Holding Corp. (a)(b)	4,780	49,616
Leidos Holdings, Inc.	9,070	394,726
Limelight Networks, Inc. (a)	14,112	39,090
LivePerson, Inc. (a)	8,346	117,679
LogMeIn, Inc. (a)	3,729	183,989
Looksmart Ltd. (a)	3,019	2,264
Manhattan Associates, Inc. (a)	11,164	454,598
Marketo, Inc. (a)	3,733	122,144
Mastech Holdings, Inc. (a)	1,020	10,832
Mavenir Systems, Inc. (a)	1,032	13,994
MedAssets, Inc. (a)	9,470	187,127
Medidata Solutions, Inc. (a)	8,016	382,764
Mentor Graphics Corp.	14,013	307,165
Merge Healthcare, Inc. (a)	14,369	51,154
MicroStrategy, Inc., Class A (a)	1,382	224,437
Monotype Imaging Holdings, Inc.	5,834	168,194
Netscout Systems, Inc. (a)	5,584	204,039
NetSuite, Inc. (a)	4,818	525,981
NIC, Inc.	9,365	168,476
Nuance Communications, Inc. (a)	37,514	535,325
Palo Alto Networks, Inc. (a)	9,496	1,163,925
PC-Tel, Inc.	3,495	30,267
PDF Solutions, Inc. (a)	4,645	69,025
Pegasystems, Inc.	5,608	116,478
Perficient, Inc. (a)	5,910	110,103
Premier, Inc., Class A (a)	4,858	162,889
Premiere Global Services, Inc. (a)	6,927	73,565
Progress Software Corp. (a)	7,757	209,594
Proofpoint, Inc. (a)	4,475	215,829
PROS Holdings, Inc. (a)	4,092	112,448
PTC, Inc. (a)	17,279	633,275
QAD, Inc., Class A	1,149	25,990
QAD, Inc., Class B	1,021	20,328
QLIK Technologies, Inc. (a)	13,596	419,980
Quality Systems, Inc.	7,462	116,333
Qualys, Inc. (a)	2,088	78,822
Rackspace Hosting, Inc. (a)	17,502	819,269
RealPage, Inc. (a)	8,141	178,776
Rightside Group Ltd. (a)	1,909	12,829
RigNet, Inc. (a)	2,204	90,430
RingCentral, Inc., Class A (a)	3,039	45,342
Rocket Fuel, Inc. (a)	2,370	38,204

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Software & Computer Services (continued)
Rosetta Stone, Inc. (a)	3,184	$31,076
Rovi Corp. (a)	14,183	320,394
Sapient Corp. (a)	16,948	421,666
Science Applications International Corp.	5,931	293,762
SciQuest, Inc. (a)	4,688	67,742
Selectica, Inc. (a)	2,985	15,462
ServiceNow, Inc. (a)	18,740	1,271,509
Shutterstock, Inc. (a)	1,934	133,639
Silver Spring Networks, Inc. (a)	3,753	31,638
Smith Micro Software, Inc. (a)	7,292	7,073
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,809	488,783
Solera Holdings, Inc.	10,149	519,426
Splunk, Inc. (a)	17,060	1,005,687
SPS Commerce, Inc. (a)	2,710	153,467
SS&C Technologies Holdings, Inc.	9,629	563,200
Support.com, Inc. (a)	13,215	27,884
Synchronoss Technologies, Inc. (a)	4,820	201,765
Synopsys, Inc. (a)	22,844	993,029
Syntel, Inc. (a)	4,578	205,918
Tableau Software, Inc., Class A (a)	5,580	472,961
Tangoe, Inc. (a)	6,350	82,741
TeleCommunication Systems, Inc., Class A (a)	11,480	35,818
TeleNav, Inc. (a)	4,941	32,956
Textura Corp. (a)(b)	2,287	65,111
Twitter, Inc. (a)	74,504	2,672,459
Tyler Technologies, Inc. (a)	4,457	487,774
The Ultimate Software Group, Inc. (a)	4,195	615,889
Unisys Corp. (a)	7,423	218,830
United Online, Inc. (a)	3,255	47,360
Unwired Planet, Inc. (a)	11,796	11,796
Vantiv, Inc., Class A (a)	21,651	734,402
VASCO Data Security International, Inc. (a)	4,683	132,107
Vectrus, Inc. (a)	1,503	41,182
Veeva Systems, Inc., Class A (a)	4,677	123,520
Verint Systems, Inc. (a)	8,298	483,607
VirnetX Holding Corp. (a)(b)	6,877	37,755
Virtusa Corp. (a)	4,107	171,139
VMware, Inc., Class A (a)	12,568	1,037,111
Voltari Corp. (a)	1,272	878
Web.com Group, Inc. (a)	7,721	146,622
Workday, Inc., Class A (a)	13,662	1,114,956
Zendesk, Inc. (a)	968	23,590
Zix Corp. (a)	11,716	42,178
zulily, Inc., Class A (a)	2,373	55,528

Common Stocks	Shares	Value

Software & Computer Services (concluded)
Zynga, Inc., Class A (a)	98,632	$262,361

		42,629,666

Support Services — 4.6%
ABM Industries, Inc.	7,020	201,123
Acacia Research Corp.	8,239	139,569
Advanced Emissions Solutions, Inc. (a)	3,711	84,574
The Advisory Board Co. (a)	5,406	264,786
AM Castle & Co. (a)	3,004	23,972
Amdocs Ltd.	22,795	1,063,501
AMN Healthcare Services, Inc. (a)	7,283	142,747
Applied Industrial Technologies, Inc.	5,953	271,397
ARC Document Solutions, Inc. (a)	6,901	70,528
Barnes Group, Inc.	6,708	248,263
Barrett Business Services, Inc.	1,189	32,579
Bazaarvoice, Inc. (a)	7,247	58,266
Black Box Corp.	2,395	57,241
Booz Allen Hamilton Holding Corp.	10,829	287,293
The Brink's Co.	6,746	164,670
Broadridge Financial Solutions, Inc.	17,372	802,239
Cardtronics, Inc. (a)	6,774	261,341
Cartesian, Inc. (a)	2,116	8,993
Casella Waste Systems, Inc. (a)	9,636	38,929
Cass Information Systems, Inc.	1,314	69,971
CBIZ, Inc. (a)	6,146	52,610
CDI Corp.	1,891	33,490
Cenveo, Inc. (a)	14,736	30,946
Clean Harbors, Inc. (a)	8,129	390,598
Comfort Systems USA, Inc.	5,684	97,310
Convergys Corp.	14,319	291,678
CoreLogic, Inc. (a)	13,053	412,344
The Corporate Executive Board Co.	5,083	368,670
Corrections Corp. of America	17,205	625,230
CoStar Group, Inc. (a)	4,767	875,364
CRA International, Inc. (a)	1,964	59,548
Crawford & Co., Class B	3,747	38,519
Cross Country Healthcare, Inc. (a)	5,567	69,476
Deluxe Corp.	7,145	444,776
Dice Holdings, Inc. (a)	6,055	60,611
DigitalGlobe, Inc. (a)	10,483	324,659
DXP Enterprises, Inc. (a)	1,677	84,739
Ennis, Inc.	3,906	52,614
Euronet Worldwide, Inc. (a)	7,261	398,629
EVERTEC, Inc.	11,013	243,718
ExamWorks Group, Inc. (a)	5,411	225,043
ExlService Holdings, Inc. (a)	4,795	137,664
The ExOne Co. (a)(b)	1,264	21,235
Exponent, Inc.	2,015	166,238
FleetCor Technologies, Inc. (a)	11,150	1,658,117
Franklin Covey Co. (a)	2,677	51,827

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Support Services (continued)
Frontline Capital Group (a)	300	$—
FTI Consulting, Inc. (a)	5,990	231,394
Furmanite Corp. (a)	6,832	53,426
G&K Services, Inc., Class A	2,859	202,560
Genpact Ltd. (a)	22,787	431,358
Global Cash Access Holdings, Inc. (a)	10,402	74,374
Global Payments, Inc.	10,053	811,579
Global Power Equipment Group, Inc.	2,352	32,481
GP Strategies Corp. (a)	2,548	86,454
HD Supply Holdings, Inc. (a)	22,128	652,555
Heartland Payment Systems, Inc.	5,291	285,449
Heidrick & Struggles International, Inc.	2,179	50,226
Heritage-Crystal Clean, Inc. (a)	1,910	23,550
Higher One Holdings, Inc. (a)	7,183	30,240
Hudson Global, Inc. (a)	7,486	23,207
Huron Consulting Group, Inc. (a)	3,528	241,280
ICF International, Inc. (a)	3,065	125,604
Imperva, Inc. (a)	2,965	146,560
InnerWorkings, Inc. (a)	7,279	56,703
Insperity, Inc.	3,118	105,669
Jack Henry & Associates, Inc.	11,888	738,720
Kaman Corp.	3,831	153,585
Kelly Services, Inc., Class A	3,722	63,348
Kforce, Inc.	4,578	110,467
Korn/Ferry International (a)	7,608	218,806
LifeLock, Inc. (a)	11,210	207,497
LinkedIn Corp. (a)	15,301	3,514,793
Lionbridge Technologies, Inc. (a)	10,173	58,495
Manpowergroup, Inc.	11,461	781,296
MAXIMUS, Inc.	9,734	533,813
McGrath RentCorp	3,369	120,812
Mistras Group, Inc. (a)	3,074	56,346
Mobile Mini, Inc.	6,204	251,324
ModusLink Global Solutions, Inc. (a)	9,568	35,880
Monster Worldwide, Inc. (a)	14,709	67,956
MSC Industrial Direct Co., Inc., Class A	7,104	577,200
MWI Veterinary Supply, Inc. (a)	2,029	344,747
Navigant Consulting, Inc. (a)	7,309	112,339
NeuStar, Inc., Class A (a)	8,174	227,237
Odyssey Marine Exploration, Inc. (a)(b)	20,285	18,865
On Assignment, Inc. (a)	7,252	240,694
Park-Ohio Holdings Corp.	1,503	94,734
Perma-Fix Environmental Services (a)	1,887	8,208
Power Solutions International, Inc. (a)	377	19,457
PowerSecure International, Inc. (a)	3,462	40,332

Common Stocks	Shares	Value

Support Services (concluded)
PRGX Global, Inc. (a)	6,115	$34,978
Quad/Graphics, Inc.	3,688	84,676
Quest Resource Holding Corp. (a)	6,457	9,298
Rentrak Corp. (a)	1,899	138,285
Resources Connection, Inc.	5,694	93,666
RPX Corp. (a)	6,187	85,257
RR Donnelley & Sons Co.	29,552	496,621
Schnitzer Steel Industries, Inc., Class A	3,674	82,885
ServiceSource International, Inc. (a)	10,518	49,224
Sharps Compliance Corp. (a)	5,668	24,146
The Standard Register Co. (a)	2,919	9,516
StarTek, Inc. (a)	3,340	32,565
Sykes Enterprises, Inc. (a)	5,857	137,464
Team, Inc. (a)	3,018	122,108
TeleTech Holdings, Inc. (a)	2,778	65,783
Tetra Tech, Inc.	9,087	242,623
Towers Watson & Co., Class A	9,616	1,088,243
TriNet Group, Inc. (a)	2,919	91,306
TrueBlue, Inc. (a)	6,199	137,928
U.S. Ecology, Inc.	3,122	125,255
UniFirst Corp.	2,188	265,733
United Stationers, Inc.	5,522	232,808
Universal Technical Institute, Inc.	3,377	33,230
Verisk Analytics, Inc., Class A (a)	21,727	1,391,614
Viad Corp.	3,107	82,833
WageWorks, Inc. (a)	4,832	312,002
Waste Connections, Inc.	18,071	794,943
WEX, Inc. (a)	5,639	557,810

		30,592,055

Technology Hardware & Equipment — 4.7%
3D Systems Corp. (a)(b)	15,289	502,549
ADTRAN, Inc.	8,221	179,218
Advanced Energy Industries, Inc. (a)	5,935	140,660
Advanced Micro Devices, Inc. (a)	94,030	251,060
Agilysys, Inc. (a)	3,119	39,268
Alliance Fiber Optic Products, Inc.	2,653	38,495
Amkor Technology, Inc. (a)	16,514	117,249
Amtech Systems, Inc. (a)	2,148	21,802
ANADIGICS, Inc. (a)	19,442	14,582
Applied Micro Circuits Corp. (a)	11,676	76,128
ARRIS Group, Inc. (a)	18,325	553,232
Aruba Networks, Inc. (a)	16,365	297,516
Atmel Corp. (a)	61,072	512,699
Axcelis Technologies, Inc. (a)	19,244	49,265
Brocade Communications Systems, Inc.	63,008	746,015
Brooks Automation, Inc.	9,688	123,522
Cabot Microelectronics Corp. (a)	3,440	162,781
CalAmp Corp. (a)	5,523	101,071

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Cavium, Inc. (a)	8,042	$497,156
Ceva, Inc. (a)	3,718	67,445
Ciena Corp. (a)	16,392	318,169
Cirrus Logic, Inc. (a)	9,173	216,208
Clearfield, Inc. (a)	2,370	29,175
Cohu, Inc.	3,077	36,616
CommScope Holding Co., Inc. (a)	12,379	282,613
Comtech Telecommunications Corp.	2,512	79,178
Concurrent Computer Corp.	3,805	26,977
Cray, Inc. (a)	6,241	215,190
Cree, Inc. (a)	17,340	558,695
Cypress Semiconductor Corp. (a)	21,268	303,707
Dataram Corp. (a)	893	1,527
Diebold, Inc.	9,578	331,782
Digi International, Inc. (a)	4,719	43,840
Diodes, Inc. (a)	5,275	145,432
Dot Hill Systems Corp. (a)	11,411	50,437
DSP Group, Inc. (a)	3,838	41,719
Dycom Industries, Inc. (a)	5,349	187,696
EchoStar Corp., Class A (a)	6,098	320,145
Electronics for Imaging, Inc. (a)	6,964	298,268
Emcore Corp. (a)	6,726	35,648
Emulex Corp. (a)	12,505	70,903
Entegris, Inc. (a)	20,561	271,611
Entropic Communications, Inc. (a)	15,197	38,448
Exar Corp. (a)	7,831	79,876
Extreme Networks, Inc. (a)	15,559	54,923
Fairchild Semiconductor International, Inc. (a)	17,501	295,417
Finisar Corp. (a)	14,897	289,151
FormFactor, Inc. (a)	8,934	76,832
Freescale Semiconductor Ltd. (a)	14,909	376,154
GSI Technology, Inc. (a)	4,254	21,227
Harmonic, Inc. (a)	14,595	102,311
Hutchinson Technology, Inc. (a)	7,941	27,794
ID Systems, Inc. (a)	3,541	23,689
Identiv, Inc. (a)	1,928	26,780
Ikanos Communications, Inc. (a)	15,913	4,939
Infinera Corp. (a)	18,795	276,662
Ingram Micro, Inc., Class A (a)	22,616	625,106
Inphi Corp. (a)	3,982	73,587
Insight Enterprises, Inc. (a)	5,928	153,476
Integrated Device Technology, Inc. (a)	20,792	407,523
Integrated Silicon Solution, Inc.	4,637	76,835
InterDigital, Inc.	5,542	293,172
International Rectifier Corp. (a)	10,474	417,913
Intersil Corp., Class A	18,669	270,140
Intra-Cellular Therapies, Inc. (a)	2,546	44,937
InvenSense, Inc. (a)(b)	10,110	164,389
Ixia (a)	9,113	102,521
IXYS Corp.	3,911	49,279

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
JDS Uniphase Corp. (a)	34,310	$470,733
Kopin Corp. (a)	11,813	42,763
Kulicke & Soffa Industries, Inc. (a)	11,109	160,636
KVH Industries, Inc. (a)	2,945	37,254
Lantronix, Inc. (a)	9,095	17,190
Lattice Semiconductor Corp. (a)	18,197	125,377
Lexmark International, Inc., Class A	8,961	369,820
Loral Space & Communications, Inc. (a)	2,066	162,615
LRAD Corp. (a)	8,678	23,431
Marvell Technology Group Ltd.	59,855	867,898
Mattson Technology, Inc. (a)	14,564	49,518
Maxim Integrated Products, Inc.	40,797	1,300,200
MaxLinear, Inc., Class A (a)	5,193	38,480
Mercury Systems, Inc. (a)	5,539	77,103
Micrel, Inc.	6,402	92,893
Microsemi Corp. (a)	14,005	397,462
MKS Instruments, Inc.	7,933	290,348
Monolithic Power Systems, Inc.	5,208	259,046
MoSys, Inc. (a)	11,339	21,204
Nanometrics, Inc. (a)	4,363	73,386
NCR Corp. (a)	24,741	720,953
NETGEAR, Inc. (a)	5,276	187,720
Nimble Storage, Inc. (a)	2,646	72,765
Oclaro, Inc. (a)	19,536	34,774
OmniVision Technologies, Inc. (a)	8,160	212,160
ON Semiconductor Corp. (a)	63,792	646,213
Optical Cable Corp.	1,750	7,928
PAR Technology Corp. (a)	3,858	23,727
Parkervision, Inc. (a)(b)	17,069	15,531
PC Connection, Inc.	2,523	61,940
Pendrell Corp. (a)	24,359	33,615
Pericom Semiconductor Corp. (a)	3,697	50,057
Photronics, Inc. (a)	9,259	76,942
Pixelworks, Inc. (a)	3,290	15,002
Plantronics, Inc.	6,288	333,390
PMC - Sierra, Inc. (a)	29,785	272,831
Polycom, Inc. (a)	20,720	279,720
Power Integrations, Inc.	4,285	221,706
Procera Networks, Inc. (a)	4,723	33,958
QLogic Corp. (a)	13,193	175,731
Quantum Corp. (a)	45,364	79,841
QuickLogic Corp. (a)(b)	9,826	30,854
Qumu Corp. (a)	2,149	29,377
Rambus, Inc. (a)	17,314	192,012
RF Micro Devices, Inc. (a)	42,065	697,858
Riverbed Technology, Inc. (a)	22,974	468,899
Ruckus Wireless, Inc. (a)	7,115	85,522
Rudolph Technologies, Inc. (a)	5,897	60,326
ScanSource, Inc. (a)	4,292	172,367
Seachange International, Inc. (a)	5,030	32,091
Semtech Corp. (a)	10,162	280,166

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
ShoreTel, Inc. (a)	10,755	$79,049
Sigma Designs, Inc. (a)	6,824	50,498
Silicon Graphics International Corp. (a)	5,817	66,197
Silicon Image, Inc. (a)	12,222	67,465
Silicon Laboratories, Inc. (a)	5,876	279,815
Skyworks Solutions, Inc.	27,515	2,000,616
Sonic Foundry, Inc. (a)	2,214	16,915
Sonus Networks, Inc. (a)	42,059	166,974
Spansion, Inc., Class A (a)	8,072	276,224
SunEdison, Inc. (a)	37,043	722,709
Super Micro Computer, Inc. (a)	5,222	182,143
Synaptics, Inc. (a)	5,441	374,558
SYNNEX Corp.	3,972	310,452
Systemax, Inc. (a)	1,844	24,894
Tech Data Corp. (a)	5,477	346,311
Teradyne, Inc.	29,249	578,838
Tessera Technologies, Inc.	6,781	242,489
Transact Technologies, Inc.	2,692	14,456
TriQuint Semiconductor, Inc. (a)	25,411	700,073
Ubiquiti Networks, Inc.	3,318	98,346
Ultra Clean Holdings, Inc. (a)	5,086	47,198
Ultratech, Inc. (a)	4,365	81,014
VeriFone Systems, Inc. (a)	16,801	624,997
ViaSat, Inc. (a)	6,472	407,930
Violin Memory, Inc. (a)	9,827	47,071
Vitesse Semiconductor Corp. (a)	12,786	48,331
VOXX International Corp. (a)	4,073	35,680
West Corp.	3,886	128,238
Xcerra Corp. (a)	8,384	76,797

		31,309,941

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,572	21,444
Rock Creek Pharmaceuticals, Inc. (a)(b)	26,933	4,902
Schweitzer-Mauduit International, Inc.	4,593	194,284
Universal Corp.	3,104	136,514
Vector Group Ltd.	10,823	230,638

		587,782

Travel & Leisure — 5.8%
Alaska Air Group, Inc.	18,963	1,133,229
Allegiant Travel Co.	1,958	294,346
Ambassadors Group, Inc. (a)	4,485	11,213
AMC Entertainment Holdings, Inc., Class A	1,323	34,636
American Airlines Group, Inc.	104,107	5,583,258
ARAMARK	7,499	233,594
Avis Budget Group, Inc. (a)	15,343	1,017,701
Belmond Ltd., Class A (a)	13,554	167,663
Biglari Holdings, Inc. (a)	296	118,255

Common Stocks	Shares	Value

Travel & Leisure (continued)
BJ's Restaurants, Inc. (a)	3,359	$168,655
Bloomin' Brands, Inc. (a)	15,135	374,743
Bob Evans Farms, Inc.	3,677	188,189
Boyd Gaming Corp. (a)	12,757	163,034
Bravo Brio Restaurant Group, Inc. (a)	3,909	54,374
Brinker International, Inc.	9,551	560,548
Buffalo Wild Wings, Inc. (a)	2,824	509,393
Caesars Entertainment Corp. (a)	5,380	84,412
Carmike Cinemas, Inc. (a)	3,932	103,294
Carrols Restaurant Group, Inc. (a)	7,191	54,867
Century Casinos, Inc. (a)	8,083	40,819
The Cheesecake Factory, Inc.	6,527	328,373
Choice Hotels International, Inc.	5,613	314,440
Churchill Downs, Inc.	1,778	169,443
Chuy's Holdings, Inc. (a)	1,727	33,970
Cinemark Holdings, Inc.	15,285	543,840
Cracker Barrel Old Country Store, Inc.	3,496	492,097
Del Frisco's Restaurant Group, Inc. (a)	1,744	41,403
Denny's Corp. (a)	14,009	144,433
Diamond Resorts International, Inc. (a)	5,999	167,372
DineEquity, Inc.	2,576	266,977
Domino's Pizza, Inc.	8,211	773,230
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	5,740
Dover Motorsports, Inc.	1,592	4,155
Dunkin' Brands Group, Inc.	15,575	664,274
El Pollo Loco Holdings, Inc. (a)	910	18,173
Eldorado Resorts, Inc. (a)	4,992	20,218
Empire Resorts, Inc. (a)(b)	4,138	32,111
Entertainment Gaming Asia, Inc. (a)	3,165	1,488
Extended Stay America, Inc.	5,630	108,715
Famous Dave's Of America, Inc. (a)	1,498	39,352
Fiesta Restaurant Group, Inc. (a)	4,111	249,949
Full House Resorts, Inc. (a)	9,026	12,636
Gaming Partners International Corp. (a)	1,026	8,629
Hawaiian Holdings, Inc. (a)	7,966	207,514
Hertz Global Holdings, Inc. (a)	65,307	1,628,757
Hilton Worldwide Holdings, Inc. (a)	60,047	1,566,626
HomeAway, Inc. (a)	11,586	345,031
Hyatt Hotels Corp., Class A (a)	8,606	518,167
International Game Technology	36,301	626,192
International Speedway Corp., Class A	3,616	114,446
Interval Leisure Group, Inc.	5,963	124,567
Isle of Capri Casinos, Inc. (a)	6,156	51,526
Jack in the Box, Inc.	5,737	458,731

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Travel & Leisure (continued)
Jamba, Inc. (a)	3,475	$52,438
JetBlue Airways Corp. (a)	33,856	536,956
Krispy Kreme Doughnuts, Inc. (a)	9,909	195,604
La Quinta Holdings, Inc. (a)	6,515	143,721
Las Vegas Sands Corp.	53,315	3,100,800
Life Time Fitness, Inc. (a)	5,360	303,483
Luby's, Inc. (a)	5,639	25,657
The Madison Square Garden Co., Class A (a)	8,890	669,061
The Marcus Corp.	3,392	62,786
Marriott Vacations Worldwide Corp.	4,566	340,350
MGM Resorts International (a)	50,649	1,082,876
Monarch Casino & Resort, Inc. (a)	2,366	39,252
Morgans Hotel Group Co. (a)	9,009	70,631
Noodles & Co. (a)	561	14,782
Norwegian Cruise Line Holdings Ltd. (a)	13,362	624,807
Orbitz Worldwide, Inc. (a)	11,488	94,546
Panera Bread Co., Class A (a)	3,805	665,114
Papa John's International, Inc.	4,602	256,792
Penn National Gaming, Inc. (a)	11,982	164,513
Pinnacle Entertainment, Inc. (a)	8,495	189,014
Popeyes Louisiana Kitchen, Inc. (a)	3,692	207,749
Premier Exhibitions, Inc. (a)	8,491	5,180
RCI Hospitality Holdings, Inc. (a)	2,654	26,593
Reading International, Inc., Class A (a)	4,407	58,437
Red Lion Hotels Corp. (a)	7,412	46,992
Red Robin Gourmet Burgers, Inc. (a)	2,150	165,496
Regal Entertainment Group, Class A	12,421	265,313
Republic Airways Holdings, Inc. (a)	7,388	107,791
Ruby Tuesday, Inc. (a)	10,132	69,303
Ruth's Hospitality Group, Inc.	6,029	90,435
Ryman Hospitality Properties	7,741	408,260
Sabre Corp.	4,298	87,120
Scientific Games Corp., Class A (a)	7,878	100,287
SeaWorld Entertainment, Inc.	9,734	174,239
Six Flags Entertainment Corp.	13,122	566,214
SkyWest, Inc.	6,187	82,163
Sonic Corp.	8,050	219,201
Speedway Motorsports, Inc.	1,363	29,809
Spirit Airlines, Inc. (a)	10,621	802,735
Steiner Leisure Ltd. (a)	2,066	95,470
Texas Roadhouse, Inc.	8,954	302,287
Town Sports International Holdings, Inc.	5,154	30,666
Travelport Worldwide, Ltd.	4,400	79,200
Travelzoo, Inc. (a)	2,100	26,502

Common Stocks	Shares	Value

Travel & Leisure (concluded)
United Continental Holdings, Inc. (a)	53,502	$3,578,749
Vail Resorts, Inc.	5,243	477,795
Virgin America, Inc. (a)	1,930	83,473
The Wendy's Co.	39,687	358,374
World Wrestling Entertainment, Inc. (b)	4,661	57,517
Zoe's Kitchen, Inc. (a)	1,699	50,817

		38,266,148
Total Common Stocks — 98.0%		648,007,460

Other Interests (d)	Beneficial Interest (000)

Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	—

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45

Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—

Total Other Interests — 0.0%		45

Rights	Shares

Technology Hardware & Equipment — 0.0%
Ikanos Communications, Inc. (a)	15,913	—
Leap Wireless, CVR (a)	8,850	22,302

Total Rights — 0.0%		22,302

Warrants (e)

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—

Total Long-Term Investments (Cost — $393,513,980) — 98.0%		648,029,807

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(f)	11,546,804	$11,546,804
	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 020% (c)(f)(g)	$8,299	8,299,209

Total Short-Term Securities (Cost — $19,846,013) — 3.0%		19,846,013

Value

Total Investments (Cost — $413,359,993) — 101.0%	$667,875,820
Liabilities in Excess of Other Assets — (1.0)%	(6,850,763)

Net Assets — 100.0%	$661,025,057

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	During the year ended December 31, 2014, investments in issuers considered to be an affiliate of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,257,699	—	(12,710,895)[1]	11,546,804	$11,546,804	$9,621
BlackRock Liquidity Series, LLC, Money Market Series	$20,519,002	—	$(12,219,793)[1]	$8,299,209	$8,299,209	$659,509
PennyMac Mortgage Investment Trust	5,478	4,972	—	10,450	$220,390	$28,312

[1]	Represents net shares/beneficial interest sold.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
41	S&P MidCap 400 E-Mini Index	Chicago Mercantile	March 2015	$5,939,260	$157,914
59	Russell 2000 Mini Index	ICE Futures U.S. Indices	March 2015	$7,084,130	$212,521
Total					370,435

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments,  refer to Note 2 of the Notes to Financial Statements.

As of December 31, 2014, the following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,660,214	—	—	$10,660,214
Alternative Energy	643,649	—	—	643,649
Automobiles & Parts	14,403,283	—	—	14,403,283
Banks	33,748,653	$102,208	—	33,850,861
Beverages	511,522	—	—	511,522
Chemicals	15,922,103	—	—	15,922,103
Construction & Materials	13,916,931	—	—	13,916,931
Electricity	9,761,664	—	—	9,761,664
Electronic & Electrical Equipment	18,949,029	—	—	18,949,029
Financial Services	23,778,352	—	—	23,778,352

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Fixed Line Telecommunications	$1,127,902	—	—	$1,127,902
Food & Drug Retailers	5,950,864	—	—	5,950,864
Food Producers	11,010,829	—	—	11,010,829
Forestry & Paper	1,833,763	—	—	1,833,763
Gas, Water & Multi-Utilities	10,137,643	—	—	10,137,643
General Industrials	9,520,704	—	—	9,520,704
General Retailers	31,939,064	—	—	31,939,064
Health Care Equipment & Services	36,037,202	—	—	36,037,202
Household Goods & Home Construction	11,923,147	—	—	11,923,147
Industrial Engineering	18,561,631	—	—	18,561,631
Industrial Metals & Mining	4,301,758	—	—	4,301,758
Industrial Transportation	9,828,134	—	—	9,828,134
Leisure Goods	6,121,866	—	—	6,121,866
Life Insurance	3,477,393	—	—	3,477,393
Media	27,270,836	—	—	27,270,836
Mining	2,630,930	—	—	2,630,930
Mobile Telecommunications	4,598,487	—	—	4,598,487
Nonlife Insurance	22,511,312	—	—	22,511,312
Oil & Gas Producers	15,670,460	—	—	15,670,460
Oil Equipment, Services & Distribution	11,866,691	—	—	11,866,691
Personal Goods	8,070,303	—	—	8,070,303
Pharmaceuticals & Biotechnology	41,050,208	—	—	41,050,208
Real Estate Investment & Services	6,348,263	—	—	6,348,263
Real Estate Investment Trusts (REITs)	60,434,870	—	—	60,434,870
Software & Computer Services	42,629,666	—	—	42,629,666
Support Services	30,592,055	—	—	30,592,055
Technology Hardware & Equipment	31,309,941	—	—	31,309,941
Tobacco	587,782	—	—	587,782
Travel & Leisure	38,266,148	—	—	38,266,148
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities	11,546,804	$8,299,209	—	19,846,013
Total	$659,452,056	$8,401,417	$22,347	$667,875,820

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Equity contracts	$370,435	—	—	$370,435

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Schedule of Investments (concluded)	Master Extended Market Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$634,000	—	—	$634,000
Liabilities:
Bank overdraft	—	$(21,204)	—	(21,204)
Collateral on securities loaned at value	—	(8,299,209)	—	(8,299,209)

Total	$634,000	$(8,320,413)	—	$(7,686,413)

During the year ended December 31, 2014, there were no transfers between levels.
See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2014
Assets
Investments at value - unaffiliated (including securities loaned at value of $7,924,377) ( cost — $393,289,297)	$647,809,417
Investments at value - affiliated (cost — $20,070,696)	20,066,403
Cash pledged for financial futures contracts	634,000
Dividends receivable	822,589
Contributions receivable from investors	279,620
Investments sold receivable	211,377
Securities lending income receivable — affiliated	71,334
Prepaid expenses	3,339
Other assets	1,453
Total assets	669,899,532

Liabilities
Collateral on securities loaned at value	8,299,209
Variation margin payable on financial futures contracts	133,345
Investments purchased payable	57,871
Directors' fees payable	5,199
Investment advisory fees payable	4,835
Bank overdraft	21,204
Other affiliates payable	3,274
Withdrawals payable to investors	251,266
Other accrued expenses payable	98,272
Total liabilities	8,874,475
Net Assets	$661,025,057

Net Assets Consist of
Investors' capital	$406,138,794
Net unrealized appreciation/depreciation	254,886,263
Net Assets	$661,025,057

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2014
Investment Income
Dividends - unaffiliated	$8,433,364
Securities lending - affiliated - net	659,509
Dividends - affiliated	37,933
Foreign taxes withheld	(10,636)
Total income	9,120,170

Expenses
Investment advisory	64,230
Accounting services	150,911
Professional	73,968
Custodian	51,914
Printing	22,877
Directors	22,014
Miscellaneous	51,410
Total expenses	437,324
Less fees waived by Manager	(15,158)
Total expenses after fees waived	422,166
Net investment income	8,698,004

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	18,870,115
Financial futures contracts	2,090,176
20,960,291
Net change in unrealized appreciation/depreciation on:
Investments	18,177,824
Financial futures contracts	(516,772)
17,661,052
Net realized and unrealized gain	38,621,343
Net Increase in Net Assets Resulting from Operations	$47,319,347

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2014	2013
Operations
Net investment income	$8,698,004	$6,680,077
Net realized gain	20,960,291	25,765,323
Net change in unrealized appreciation/depreciation	17,661,052	127,045,647
Net increase in net assets resulting from operations	47,319,347	159,491,047

Capital Transactions
Proceeds from contributions	107,596,542	142,916,608
Value of withdrawals	(109,758,116)	(84,844,928)
Net increase (decrease) in net assets derived from capital transactions	(2,161,574)	58,071,680

Net Assets
Total increase in net assets	45,157,773	217,562,727
Beginning of year	615,867,284	398,304,557
End of year	$661,025,057	$615,867,284

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
	2014		2013	2012	2011	2010
Total Return
Total return	7.66%		37.98%	18.04%	(3.55)%	28.65%

Ratios to Average Net Assets
Total expenses	0.07%	[1]	0.07%	0.10%	0.08%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%	[1]	0.06%	0.09%	0.08%	0.08%
Net investment income	1.35%	[1]	1.32%	1.83%	1.29%	1.30%

Supplemental Data
Net assets, end of year (000)	$661,025		$615,867	$398,305	$439,752	$437,426
Portfolio turnover rate	10%		18%	12%	12%	15%

[1]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements (continued)	Master Extended Market Index Series

recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of December 31, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of December 31, 2014, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$441,321	$(441,321)	--
BNP Paribas S.A.	84,103	(84,103)	--
Citigroup Global Markets, Inc.	620,386	(620,386)	--
Credit Suisse Securities (USA) LLC	22,321	(22,321)	--
Deutsche Bank Securities, Inc.	537,227	(537,227)	--
Goldman Sachs & Co.	2,347,073	(2,347,073)	--
JP Morgan Securities LLC	1,057,369	(1,057,369)	--
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,085,697	(1,085,697)	--
Morgan Stanley	1,261,796	(1,261,796)	--
National Financial Services LLC	285,980	(285,980)
SG Americas Securities LLC	83,203	(83,203)
UBS Securities LLC	97,901	(97,901)	--
Total	$7,924,377	$(7,924,377)	--

1  Collateral with a value of $8,299,209 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements (continued)	Master Extended Market Index Series

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of a borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter.

Financial Futures Contracts: The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2014
		Value
	Statement of Assets and Liabilities Location	Derivative Assets
Equity contracts	Net unrealized appreciation[1]	$370,435

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations

Year Ended December 31, 2014

	Net Realized Gain From	Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$2,090,176	$(516,772)

For the year ended December 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts purchased	$16,065,658

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements (continued)	Master Extended Market Index Series

limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations. For the year ended December 31, 2014 the fees waived were $15,158.

Prior to July 1, 2014, BIM, an affiliate of the Manager, served as a sub-advisor to the Series pursuant to a sub-advisory agreement with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by the Series to the Manager under the Investment Advisory Agreement. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM, with respect to the Series, expired.

For the year ended December 31, 2014, the Series reimbursed the Manager $6,728 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2015 unless approved by the Board, including a majority of the Independent Directors. There were no fees waived and/or reimbursed by the Manager for the year ended December 31, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, the Series retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2014, the Series paid BIM $152,730 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements (continued)	Master Extended Market Index Series

6. Purchases and Sales:

For the year ended December 31, 2014, purchases and sales of investments, excluding short-term securities were $ 84,676,042 and $ 61,812,044, respectively.

7. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for each of the four years ended December 31, 2014. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$415,994,387
Gross unrealized appreciation	$279,412,313
Gross unrealized depreciation	(27,530,880)
Net unrealized appreciation	$251,881,433

8. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Fund, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed.. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2014, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2014, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Notes to Financial Statements (concluded)	Master Extended Market Index Series

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Master Extended Market Index Series and Board of Directors of

Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC (the “Series”) as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2015

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Ronald W. Forbes 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 153 Portfolios	None
Rodney D. Johnson 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Frank J. Fabozzi 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.	112 RICs consisting of 232 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 153 Portfolios	None
Ian A. MacKinnon 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 153 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 153 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Toby Rosenblatt 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 153 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate-past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 153 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Directors on a case-by-case basis, as appropriate.
[3] Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Master LLC board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Directors[4]
Paul L. Audet 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	141 RICs consisting of 329 Portfolios	None
Henry Gabbay 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	141 RICs consisting of 329 Portfolios	None
[4] Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet, Dr. Fabozzi and Mr. Gabbay are also directors of the BlackRock registered closed-end funds and directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock, Inc. since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Series’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Master LLC and Jennifer McGovern became a Vice President of the Master LLC.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as a Director of the Series and Ronald W. Forbes resigned as a Director of the Master LLC and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as a Director of the Master LLC.

Investment Advisor	Accounting Agent	Legal Counsel
BlackRock Advisors, LLC	State Street Bank and Trust Co.	Sidley Austin LLP
Wilmington, DE 19809	Boston, MA 02110	New York, NY 10019

Custodian	Independent Registered	Address of the Series
State Street Bank and Trust Co.	Public Accounting Firm	100 Bellevue Parkway
Boston, MA 02110	Deloitte & Touche LLP	Wilmington, DE 19809
Boston, MA 02116

QUANTITATIVE MASTER SERIES LLC	December 31, 2014

Additional Information	Master Extended Market Index Series

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2014

Item 2 –  Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –  Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$39,681	$38,763	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
(a)(1) Code of Ethics – See Item 2
(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2015
5